As filed with the Securities and Exchange Commission on May 27, 2026

Securities Act File No. 333-94671

Investment Company Act File No. 811-09781

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 275	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 275	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation

155 Federal St., Suite 700, Boston, MA 02110

(Name and Address of Agent for Service)

With Copies to:

James D. Craft PFS Funds 1939 Friendship Drive, Suite C El Cajon, California 92020	John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b);

[X] on May 28, 2026 pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Potomac Funds

Potomac Managed Volatility Fund

Class R Shares Ticker SDMVX

Potomac Tactical Rotation Fund

Class R Shares Ticker SDTRX

Potomac Tactical Opportunities Fund

Class R Shares Ticker SDTOX

Potomac Defensive Bull Fund

Class R Shares Ticker SDDBX

Potomac Tactically Passive Fund

Class R Shares Ticker SDTPX

Prospectus

May 28, 2026

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section – Potomac Managed Volatility Fund	1
Investment Objective	1
Fees and Expenses of the Fund	1
The Principal Investment Strategy of the Fund	2
The Principal Risks of Investing in the Fund	3
Performance History	9

Summary Section – Potomac Tactical Rotation Fund	11
Investment Objective	11
Fees and Expenses of the Fund	11
The Principal Investment Strategy of the Fund	12
The Principal Risks of Investing in the Fund	13
Performance History	19

Summary Section – Potomac Tactical Opportunities Fund	21
Investment Objective	21
Fees and Expenses of the Fund	21
The Principal Investment Strategy of the Fund	22
The Principal Risks of Investing in the Fund	23
Performance History	29

Summary Section – Potomac Defensive Bull Fund	31
Investment Objective	31
Fees and Expenses of the Fund	31
The Principal Investment Strategy of the Fund	32
The Principal Risks of Investing in the Fund	33
Performance History	37

Summary Section – Potomac Tactically Passive Fund	39
Investment Objective	39
Fees and Expenses of the Fund	39
The Principal Investment Strategy of the Fund	40
The Principal Risks of Investing in the Fund	41
Performance History	43

General Summary Information	44
Purchase and Sale of Fund Shares	44
Tax Information	44
Payments to Broker-Dealers and Other Financial Intermediaries	44
Investment Objective, Principal Investment Strategies, Related Risks, and
Disclosure of Portfolio Holdings	45
The Investment Selection Process Used by the Funds	45
The Principal Risks of Investing in the Funds	53

Management	60
The Investment Advisor	60

Shareholder Information	63
Instructions for Opening and Adding to an Account	66
Instructions for Selling Fund Shares	69
Dividends and Distributions	72
Market Timing	73
Taxes	73
Glossary of Terms	75
Other Fund Service Providers	76
Financial Highlights	76
PRIVACY NOTICE	81

Summary Section – Potomac Managed Volatility Fund

Investment Objective

The Potomac Managed Volatility Fund (the “Fund”) seeks total return.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Class R Shares
Redemption Fees Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	None
Management Fees		1.19%
Distribution 12b-1 Fees		0.00%
Other Expenses[1]		1.25%
Administrative Service Fees	1.00%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses		0.22%
Total Annual Fund Operating Expenses		2.66%

1 The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in Class R Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$269	$826	$1,410	$2,993

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 665.24% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

This Fund seeks total return by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies), and derivatives, and/or cash and cash equivalents. The ETFs and mutual funds, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities, including high-yield fixed income securities (also known as “junk bonds”) and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into

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sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across fixed income and alternative underlying funds that demonstrate low volatility and favorable risk adjusted returns. The Fund’s investments in alternative underlying funds generally provide exposure to assets that are not designed to closely track or correlate to the performance of the general equity and/or fixed-income markets. The alternative underlying funds in which the Fund will invest may engage in strategies such as long/short and they may use derivatives and utilize techniques such as short selling to effect their objectives. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most

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leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

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Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity prices may be volatile, so the risks to investors in the Fund is that unexpected and potentially significant decreases in the value of their commodity holdings would affect the value of an investment in the Fund.

Cryptocurrency Risk. The Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs and ETPs that invest directly in Bitcoin and Bitcoin futures. Cryptocurrencies (also referred to as “virtual currencies” or “digital assets”) are digital assets designed to act as a medium of exchange and represent an emerging and highly speculative asset class. The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations and may experience substantial declines over short periods of time. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, technological developments, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies.

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The market for Bitcoin and related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. The operation of digital asset exchanges and trading venues is largely unregulated, which increases the potential for fraud, security failures, or operational disruptions. Regulatory developments in the United States or abroad, including potential restrictions on the use, exchange, or custody of digital assets, may affect the value, liquidity, or availability of Bitcoin and Bitcoin-related ETFs and ETPs.

Bitcoin-Related Investment Risk. The Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments expose the Fund to the risks associated with Bitcoin and the Bitcoin futures market. Bitcoin and other digital assets are relatively new and highly speculative asset classes, subject to extreme volatility and unique operational and technological risks. The value of Bitcoin and Bitcoin-related instruments has experienced significant fluctuations, which may result in substantial losses for investors in a short period of time.

The market for Bitcoin and Bitcoin-related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. Market disruptions, trading halts, or disruptions in the infrastructure of digital asset markets may adversely affect the liquidity and value of Bitcoin-related ETFs and ETPs. The price of Bitcoin may be influenced by a variety of factors, including supply and demand dynamics, investor sentiment, government and regulatory actions, technological developments, and the functioning of Bitcoin network protocols.

The regulatory environment for Bitcoin, Bitcoin futures, and digital assets in general is evolving and subject to change. Regulatory developments at the federal, state, or international level may impact the operation of Bitcoin-related ETFs and ETPs or the underlying digital asset markets, potentially affecting their value or liquidity. In addition, the performance of Bitcoin-related ETFs and ETPs may differ from the performance of Bitcoin or Bitcoin futures due to operational inefficiencies, management fees, or market supply and demand conditions.

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

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Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

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Performance History

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Annual Total Returns (calendar years ended 12/31)

For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 0.81%.

Best Quarter (9/30/2022) +5.59%      Worst Quarter (3/31/2022) -3.86%

AVERAGE ANNUAL TOTAL RETURN			Since Inception
FOR THE PERIODS ENDED 12/31/25	1 Year	5 Years	(7/1/20)

Potomac Managed Volatility Fund
Return Before Taxes	4.91%	2.26%	2.78%
Return After Taxes on Distributions	2.58%	1.04%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	2.92%	1.21%	1.63%
Bloomberg Global-Aggregate Total Return Index (does not reflect deductions for fees, expenses or taxes)	8.17%	-2.15%	-0.91%
S&P Target Risk Conservative Index (does not reflect deductions for fees, expenses or taxes)	11.74%	3.60%	4.73%

The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The index is made up of 70% fixed income and 30% equities.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Advisor

Potomac Fund Management, Inc.

Portfolio Managers

Manish Khatta is the lead portfolio manager and has managed the Fund since its inception in July 2020. Mr. Khatta is the CEO and Co-CIO of the Advisor.  Dan Russo is the assistant portfolio manager and has helped manage the fund since October 2023.  Mr. Russo is a portfolio manager and Co-CIO of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

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Summary Section – Potomac Tactical Rotation Fund

Investment Objective

The Potomac Tactical Rotation Fund (the “Fund”) seeks growth and income.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Class R Shares
Redemption Fees Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	None
Management Fees		1.16%
Distribution 12b-1 Fees		0.00%
Other Expenses[1]		1.25%
Administrative Service Fees	1.00%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses		0.17%
Total Annual Fund Operating Expenses		2.58%

1 The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in Class R Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$261	$802	$1,370	$2,915

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 917.06% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

This Fund seeks growth and income by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies), derivatives, and/or cash and cash equivalents. The ETFs and mutual funds, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

The Advisor utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

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The Advisor actively allocates the Fund’s assets across equity and fixed income ETF’s and mutual funds overweighting those investments that exhibit the best risk-to-reward ratio. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of equity ETFs and mutual funds. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and/or cash in an overall effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

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Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Securities Lending Risk. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets

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often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity prices may be volatile, so the risks to investors in the Fund is that unexpected and potentially significant decreases in the value of their commodity holdings would affect the value of an investment in the Fund.

Cryptocurrency Risk. The Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs and ETPs that invest directly in Bitcoin and Bitcoin futures. Cryptocurrencies (also referred to as “virtual currencies” or “digital assets”) are digital assets designed to act as a medium of exchange and represent an emerging and highly speculative asset class. The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations and may experience substantial declines over short periods of time. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various

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reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, technological developments, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies.

The market for Bitcoin and related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. The operation of digital asset exchanges and trading venues is largely unregulated, which increases the potential for fraud, security failures, or operational disruptions. Regulatory developments in the United States or abroad, including potential restrictions on the use, exchange, or custody of digital assets, may affect the value, liquidity, or availability of Bitcoin and Bitcoin-related ETFs and ETPs.

Bitcoin-Related Investment Risk. The Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments expose the Fund to the risks associated with Bitcoin and the Bitcoin futures market. Bitcoin and other digital assets are relatively new and highly speculative asset classes, subject to extreme volatility and unique operational and technological risks. The value of Bitcoin and Bitcoin-related instruments has experienced significant fluctuations, which may result in substantial losses for investors in a short period of time.

The market for Bitcoin and Bitcoin-related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. Market disruptions, trading halts, or disruptions in the infrastructure of digital asset markets may adversely affect the liquidity and value of Bitcoin-related ETFs and ETPs. The price of Bitcoin may be influenced by a variety of factors, including supply and demand dynamics, investor sentiment, government and regulatory actions, technological developments, and the functioning of Bitcoin network protocols.

The regulatory environment for Bitcoin, Bitcoin futures, and digital assets in general is evolving and subject to change. Regulatory developments at the federal, state, or international level may impact the operation of Bitcoin-related ETFs and ETPs or the underlying digital asset markets, potentially affecting their value or liquidity. In addition, the performance of Bitcoin-related ETFs and ETPs may differ from the performance of Bitcoin or Bitcoin futures due to operational inefficiencies, management fees, or market supply and demand conditions.

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for

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gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

Short Exposure Risk. The Fund may take short positions in futures contracts. A short position in a futures contract will profit from a decline in the value of the underlying asset or equity index. The Fund may lose significant value quite rapidly in a rising market if the derivative or equity index increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The risk of loss on a short position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs.

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Performance History

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Annual Total Returns (calendar years ended 12/31)

For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 2.50%.

Best Quarter (3/31/2021) +7.08%      Worst Quarter (3/31/2022) -7.36%

			Since
AVERAGE ANNUAL TOTAL RETURN			Inception
FOR THE PERIODS ENDED 12/31/25	1 Year	5 Years	(7/1/20)

Potomac Tactical Rotation Fund
Return Before Taxes	9.91%	5.74%	8.11%
Return After Taxes on Distributions	6.30%	3.09%	5.44%
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	3.27%	5.16%
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)	17.88%	14.42%	17.11%
S&P Target Risk Moderate Index (does not reflect deductions for fees, expenses or taxes)	13.37%	4.75%	6.16%

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. The index is made up of 60% fixed income and 40% equities.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Advisor

Potomac Fund Management, Inc.

Portfolio Managers

Manish Khatta is the lead portfolio manager and has managed the Fund since its inception in July 2020. Mr. Khatta is the CEO and Co-CIO of the Advisor.  Dan Russo is the assistant portfolio manager and has helped manage the fund since October 2023.  Mr. Russo is a portfolio manager and Co-CIO of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

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Summary Section – Potomac Tactical Opportunities Fund

Investment Objective

The Potomac Tactical Opportunities Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Class R Shares
Redemption Fees Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	None
Management Fees		1.21%
Distribution 12b-1 Fees		0.00%
Other Expenses[1]		1.26%
Administrative Service Fees	1.00%
All Other Expenses	0.26%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		2.74%

1 The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in Class R Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$277	$850	$1,450	$3,070

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,273.5% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) derivatives, and/or cash and cash equivalents. The ETFs and mutual funds, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into

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sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across equity ETF’s and mutual funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of aggressive equity ETFs and mutual funds. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and/or cash and cash equivalents in an overall effort to reduce downside exposure. The Advisor may also invest in fixed income securities with longer maturities. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

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Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets

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often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate, though, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity prices may be volatile, so the risks to investors

26

in the Fund is that unexpected and potentially significant decreases in the value of their commodity holdings would affect the value of an investment in the Fund.

Cryptocurrency Risk. The Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs and ETPs that invest directly in Bitcoin and Bitcoin futures. Cryptocurrencies (also referred to as “virtual currencies” or “digital assets”) are digital assets designed to act as a medium of exchange and represent an emerging and highly speculative asset class. The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations and may experience substantial declines over short periods of time. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, technological developments, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies.

The market for Bitcoin and related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. The operation of digital asset exchanges and trading venues is largely unregulated, which increases the potential for fraud, security failures, or operational disruptions. Regulatory developments in the United States or abroad, including potential restrictions on the use, exchange, or custody of digital assets, may affect the value, liquidity, or availability of Bitcoin and Bitcoin-related ETFs and ETPs.

Bitcoin-Related Investment Risk. The Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments expose the Fund to the risks associated with Bitcoin and the Bitcoin futures market. Bitcoin and other digital assets are relatively new and highly speculative asset classes, subject to extreme volatility and unique operational and technological risks. The value of Bitcoin and Bitcoin-related instruments has experienced significant fluctuations, which may result in substantial losses for investors in a short period of time.

The market for Bitcoin and Bitcoin-related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. Market disruptions, trading halts, or disruptions in the infrastructure of digital asset markets may adversely affect the liquidity and value of Bitcoin-related ETFs and ETPs. The price of Bitcoin may be influenced by a variety of factors, including supply and demand dynamics, investor sentiment, government and regulatory actions, technological developments, and the functioning of Bitcoin network protocols.

The regulatory environment for Bitcoin, Bitcoin futures, and digital assets in general is evolving and subject to change. Regulatory developments at the federal, state, or international level may impact the operation of Bitcoin-related ETFs and ETPs or the underlying digital asset markets, potentially affecting their value or liquidity. In addition, the performance of Bitcoin-related ETFs and ETPs may differ from the performance of Bitcoin or Bitcoin futures due to operational inefficiencies, management fees, or market supply and demand conditions.

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are

27

(a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

Short Exposure Risk. The Fund may take short positions in futures contracts. A short position in a futures contract will profit from a decline in the value of the underlying asset or equity index. The Fund may lose significant value quite rapidly in a rising market if the derivative or equity index increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The risk of loss on a short position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs.

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Performance History

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Annual Total Returns (calendar years ended 12/31)

For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 1.00%.

Best Quarter (3/31/2023 ) +15.35%    Worst Quarter (3/31/2022) -18.26%

			Since
AVERAGE ANNUAL TOTAL RETURN			Inception
FOR THE PERIODS ENDED 12/31/25	1 Year	5 Years	(7/1/20)

Potomac Tactical Opportunities Fund
Return Before Taxes	12.02%	3.33%	6.45%
Return After Taxes on Distributions	7.58%	0.93%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares	7.69%	1.54%	3.97%
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)	17.88%	14.42%	17.11%
S&P Target Risk Balanced Index (does not reflect deductions for fees, expenses or taxes)	16.59%	7.05%	9.00%

The S&P Target Risk Balanced Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The index is made up of 60% equities and 40% fixed income.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Advisor

Potomac Fund Management, Inc.

Portfolio Managers

Manish Khatta is the lead portfolio manager and has managed the Fund since its inception in July 2020. Mr. Khatta is the CEO and Co-CIO of the Advisor.  Dan Russo is the assistant portfolio manager and has helped manage the fund since October 2023.  Mr. Russo is a portfolio manager and Co-CIO of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

30

Summary Section – Potomac Defensive Bull Fund

Investment Objective

The Potomac Defensive Bull Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Class R Shares
Redemption Fees Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	None
Management Fees		0.93%
Distribution 12b-1 Fees		0.00%
Other Expenses[1]		1.21%
Administrative Service Fees	1.00%
All Other Expenses	0.21%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		2.39%

1 The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in Class R Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$242	$745	$1,275	$2,726

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,352.76% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies), derivatives, and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and derivatives. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide leveraged exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor will attempt to reduce downside exposure by limiting the Fund’s investments to cash and cash equivalents.

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The Advisor may also invest in fixed income securities with longer maturities. If the trend is, in the Advisor’s view, weak enough the Fund’s assets may be invested in ETFs that provide inverse exposure of a particular market index, such as the S&P® 500 Index.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

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Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies,

34

the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

35

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

Short Exposure Risk. The Fund may take short positions in futures contracts. A short position in a futures contract will profit from a decline in the value of the underlying asset or equity index. The Fund may lose significant value quite rapidly in a rising market if the derivative or equity index increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The risk of loss on a short position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs.

36

Performance History

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Annual Total Returns (calendar years ended 12/31)

For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 1.84%.

Best Quarter (3/31/2023) +19.51%   Worst Quarter (3/31/2022 ) -21.09%

			Since
AVERAGE ANNUAL TOTAL RETURN			Inception
FOR THE PERIODS ENDED 12/31/25	1 Year	5 Years	(7/1/20)

Potomac Defensive Bull Fund
Return Before Taxes	25.38%	15.98%	19.00%
Return After Taxes on Distributions	18.57%	10.79%	14.00%
Return After Taxes on Distributions and Sale of Fund Shares	15.22%	10.13%	12.84%
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)	17.88%	14.42%	17.11%
S&P Target Risk Aggressive Index (does not reflect deductions for fees, expenses or taxes)	19.75%	9.31%	11.83%

The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency. The index is made up of 80% equities and 20% fixed income.

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After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor

Potomac Fund Management, Inc.

Portfolio Managers

Manish Khatta is the lead portfolio manager and has managed the Fund since its inception in July 2020. Mr. Khatta is the CEO and Co-CIO of the Advisor.  Dan Russo is the assistant portfolio manager and has helped manage the fund since October 2023.  Mr. Russo is a portfolio manager and Co-CIO of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

38

Summary Section – Potomac Tactically Passive Fund

Investment Objective

The Potomac Tactically Passive Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Class R Shares
Redemption Fees Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	None

Management Fees		1.25%
Distribution 12b-1 Fees		0.00%
Other Expenses[1]		1.50%
Administrative Service Fees	1.00%
All Other Expenses	0.50%
Acquired Fund Fees and Expenses		0.06%
Total Annual Fund Operating Expenses		2.81%

1 The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$284	$871
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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund recently commenced operations and therefore does not have any portfolio turnover information available.

The Principal Investment Strategy of the Fund

The Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), and/or cash and cash equivalents. The ETFs in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and/or fixed income securities. The underlying funds may invest in small and medium capitalization companies. The Fund expects to rebalance its investments in underlying funds on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The Advisor applies a tactical risk management overlay to a basket of passive broad based index ETFs.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor seeks to limit the Fund’s exposure to equity ETFs and increase the Fund’s exposure to fixed income ETFs, and/or cash and cash equivalents in an overall effort to reduce downside exposure. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.

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The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

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Management Risks. The Advisor's implementation of the Fund’s strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade will not produce the desired results. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

The Fund may invest in ETFs and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks.

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Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

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General Summary Information

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Funds are shown below.

	Initial	Additional
Regular Account	$5,000	$100
Automatic Investment Plan	$1,000	$100*
IRA Account	$1,000	$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly investment.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Potomac Funds, c/o Paralel Technologies, LLC, 1700 Broadway, No. 2100, Denver, CO 8029), by wire, or by telephone at 1-888-774-6679. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

This Prospectus describes Class R Shares of the Funds. The Funds also offer an additional class of shares, Institutional Shares, available and sold pursuant to a separate Prospectus and SAI. Each class of shares in each Fund represents interest in the same portfolio of investments within the Funds; however, the classes have different fee structures, and expenses for certain class-specific items such as administrative and shareholder services will differ. Class R Shares are designed for purchase by SDBA investors through the Advisor Platform and not made generally available. You should consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Tax Information

Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account where distributions may be taxed when withdrawn from the tax deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

·	The Potomac Managed Volatility Fund seeks total return.

·	The Potomac Tactical Rotation Fund seeks growth and income.

·	The Potomac Tactical Opportunities Fund seeks long-term capital appreciation.

·	The Potomac Defensive Bull Fund seeks long-term capital appreciation.

·	The Potomac Tactically Passive Fund seeks long-term capital appreciation.

Each Fund’s investment objective is not fundamental, and it may be changed without shareholder approval, although a Fund will provide 60 days' advance notice of any such change. The Funds are classified as “non-diversified” funds, which means they can invest in fewer securities at any one time than a diversified fund and can invest more of their assets in securities of a single issuer than a diversified fund. The Funds may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

The Investment Selection Process Used by the Funds

Under normal market conditions, the Funds invest in exchange traded funds ("ETFs"), mutual funds, derivatives, and/or cash and cash equivalents. The underlying ETFs and mutual funds generally invest in equity securities, fixed income securities and derivatives.

Potomac Managed Volatility Fund

This Fund seeks total return by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940, derivatives, such as futures contracts, and/or cash and cash equivalents. The ETFs and mutual funds, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in fixed income securities and equity securities. The underlying funds may invest in high-yield fixed income securities (also known as “junk bonds”) and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. When an underlying fund uses

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leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options, and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund may invest directly in derivatives, such as futures contracts. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities, Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following, and counter trend analysis.

The Advisor actively allocates the Fund’s assets across fixed income and alternative underlying funds that demonstrate low volatility and favorable risk adjusted returns. The Fund’s investments in alternative underlying funds generally provide exposure to assets that are not designed to closely track or correlate to the performance of the general equity and/or fixed-income markets. The alternative underlying funds in which the Fund will invest may engage in strategies such as long/short and they may use derivatives and utilize techniques such as short selling to effect their objectives. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

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To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Potomac Tactical Rotation Fund

This Fund seeks growth and income by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940, derivatives, such as futures contracts, and/or cash and cash equivalents. The ETFs and mutual funds, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

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The Advisor utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across equity and fixed income ETF’s and mutual funds overweighting those investments that exhibit the best risk-to-reward ratio. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of equity ETFs and mutual funds. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and/or cash in an overall effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

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Potomac Tactical Opportunities Fund

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940, derivatives, such as futures contracts, and/or cash and cash equivalents. The ETFs and mutual funds, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund may invest directly in derivatives, such as futures contracts and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making

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process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across equity ETF’s and mutual funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of aggressive equity ETFs and mutual funds. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and/or cash and cash equivalents in an overall effort to reduce downside exposure. The Advisor may also invest in fixed income securities with longer maturities. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Potomac Defensive Bull Fund

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940, derivatives, such as futures contracts, and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and derivatives. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may use leverage and inverse strategies. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options and other derivative instruments that provide the economic effect of financial leverage by creating

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additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide leveraged exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor will attempt to reduce downside exposure by limiting the Fund’s investments to cash and cash equivalents. The Advisor may also invest in fixed income securities with longer maturities. If the trend is, in the Advisor’s view, weak enough the Fund’s assets may be invested in ETFs that provide inverse exposure of a particular market index, such as the S&P® 500 Index.

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To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Potomac Tactically Passive Fund

The Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), and/or cash and cash equivalents. The ETFs in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and/or fixed income securities. The underlying funds may invest in small and medium capitalization companies. The Fund expects to rebalance its investments in underlying funds on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The Advisor applies a tactical risk management overlay to a basket of passive broad based index ETFs. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

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The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor seeks to limit the Fund’s exposure to equity ETFs and increase the Fund’s exposure to fixed income ETFs, and/or cash and cash equivalents in an overall effort to reduce downside exposure. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Defensive Positions

The Funds may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments, when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent it would, had it remained more fully invested in common stocks. If the Funds invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As a result of engaging in these temporary measures, the Funds may not achieve its investment objective.

The Principal Risks of Investing in the Funds

Risks of Exchange Traded Funds and Mutual Funds. To the extent a Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Each Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. Each Fund will also incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Funds generally will be higher than the cost of investing directly in ETFs. Additionally, ETFs

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are subject to the following risks: (i) the market price of an ETF's shares may be above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) temporarily stop stock trading.

Portfolio Turnover Risk. Each Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income taxation rates rather than at the currently lower long-term capital gains taxation rates. It is likely that all or most of the distributions will be short-term capital gains.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets. The compounding effect has a significant impact on leveraged ETFs. As a result of compounding leveraged ETFs have a single day investment objective. A leveraged ETF’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the ETF’s objective. This effect becomes more pronounced for leveraged ETFs as market volatility increases. Investments by each Fund in leveraged ETFs may magnify changes in the Funds’ share price and thus result in increased volatility of returns.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Funds are non-diversified fund, which means that the Funds have the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

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Sector Risk. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Advisor invests a significant portion of its assets in ETFs in a particular sector, the Funds are subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which the Funds may be overweight will vary.

Management Risks. The Advisor's implementation of the Funds’ strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Funds could experience could be greater than they would otherwise be had the Funds not taken the leveraged position. At times, the Advisor may determine to hold significant portions of a Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Funds to achieve positive returns or outperform the market.

Securities Lending Risk. To generate additional income, the Funds may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Funds may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Funds will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Cybersecurity Risk. Underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs and ETPs that invest directly in Bitcoin and Bitcoin futures subject the Funds to additional risks. Cryptocurrencies (also referred to as “virtual currencies” or “digital assets”) are digital assets designed to act as a medium of exchange and represent an emerging and highly speculative asset class. The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations and may experience substantial declines over short periods of time. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, technological developments, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies.

The market for Bitcoin and related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. The operation of digital asset exchanges and trading venues is largely unregulated, which increases the potential for fraud, security failures, or operational disruptions. Regulatory developments in the United States or abroad, including potential restrictions on the

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use, exchange, or custody of digital assets, may affect the value, liquidity, or availability of Bitcoin and Bitcoin-related ETFs and ETPs.

Bitcoin-Related Investment Risk. A Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments expose the Fund to the risks associated with Bitcoin and the Bitcoin futures market. Bitcoin and other digital assets are relatively new and highly speculative asset classes, subject to extreme volatility and unique operational and technological risks. The value of Bitcoin and Bitcoin-related instruments has experienced significant fluctuations, which may result in substantial losses for investors in a short period of time.

The market for Bitcoin and Bitcoin-related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. Market disruptions, trading halts, or disruptions in the infrastructure of digital asset markets may adversely affect the liquidity and value of Bitcoin-related ETFs and ETPs. The price of Bitcoin may be influenced by a variety of factors, including supply and demand dynamics, investor sentiment, government and regulatory actions, technological developments, and the functioning of Bitcoin network protocols.

The regulatory environment for Bitcoin, Bitcoin futures, and digital assets in general is evolving and subject to change. Regulatory developments at the federal, state, or international level may impact the operation of Bitcoin-related ETFs and ETPs or the underlying digital asset markets, potentially affecting their value or liquidity. In addition, the performance of Bitcoin-related ETFs and ETPs may differ from the performance of Bitcoin or Bitcoin futures due to operational inefficiencies, management fees, or market supply and demand conditions.

The Funds may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Funds’ investments. There is a risk that these and other factors may adversely affect the Funds’ performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Funds. An investment in the Funds may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Funds is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Funds.

Risks of Equity Securities. Overall stock market risks may affect the value of the Funds. These risks include the financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the Funds invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company, including the strength of the company's management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the Funds. Over time, the stock markets tend to move in cycles,

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with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Funds’ investments may increase or decrease more than the stock markets in general. Common stocks, preferred securities, and warrants are examples of equity securities.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Funds, possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments. "Junk bonds" are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities. Government bonds, corporate bonds and high yield bonds are examples of fixed income securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Funds’ return.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Foreign Risk. The Funds may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

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Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in which the Funds may invest may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate, though, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

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Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity prices may be volatile, so the risks to investors in the Fund is that unexpected and potentially significant decreases in the value of their commodity holdings would affect the value of an investment in the Fund.

Cryptocurrency Risk. The Funds may invest in underlying funds that hold or have exposure to cryptocurrencies. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrencies, the most well-known of which is Bitcoin. Additionally, a Fund may have exposure to Bitcoin or other cryptocurrencies indirectly through ETFs that investment in companies that hold cryptocurrencies on their balance sheets or companies that are directly involved in providing infrastructure, trading platforms, technology, or other services relating to cryptocurrencies. Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government, corporation, or other entity. Cryptocurrency is not generally accepted as legal tender. Regulation of cryptocurrency is still developing. Federal, state and/or foreign governments may restrict the development, use, or exchange of cryptocurrency.

The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies. Furthermore, events that impact one cryptocurrency may lead to a decline in the value of other cryptocurrencies, including Bitcoin.

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect a Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so. A Fund’s use of futures contracts for the purpose of increasing a Fund’s long and/or short exposure creates leverage, which can magnify a Fund’s potential for gain or loss and therefore amplify the effect of market volatility on a Fund’s share price (see “Leveraging Risk”).

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Leveraging Risk. A Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means a Fund will have the potential for greater gains, as well as the potential for greater losses, than if a Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset class and may cause a Fund’s net asset value to be volatile.

Short Exposure Risk. A Fund’s use of taking short positions creates short exposure risk. A short position in a futures contract will profit from a decline in the value of the underlying asset or equity index. The Fund may lose significant value quite rapidly in a rising market if the derivative or equity index increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The risk of loss on a short position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information ("SAI") and on the Funds’ website at https://potomacfunds.com.

Management

The Investment Advisor

Potomac Fund Management, Inc. (“Potomac”) is the investment advisor of the Funds and has responsibility for the management of the Funds’ affairs, under the supervision of the Trust's Board of Trustees. The Advisor is a registered investment advisor controlled by Manish Khatta. The Funds’ investment portfolio is managed on a day to day basis by Manish Khatta and Dan Russo. The Advisor provides investment advice to individuals, pensions, profit sharing plans, trusts, estates, other investment advisors, and to corporations and other business entities.

Manish Khatta is the lead portfolio manager and has managed the Fund since its inception in July 2020. Mr. Khatta is the CEO and Co-CIO of the Advisor.  Dan Russo is the assistant portfolio manager and has helped manage the fund since October 2023.  Mr. Russo is a portfolio manager and Co-CIO of the Advisor.

The Advisor’s address is 7373 Wisconsin Ave., Suite #750, Bethesda, MD 20814.

Manish Khatta holds a BS degree in Finance from the University of Maryland. He has been a full-time employee with Potomac since January 2002 and in January 2013 he became Chief Executive Officer of the firm. Manish has spent his career creating and refining trading strategies built on mathematical computations and number crunching. Manish programmed the initial work behind Potomac’s mechanical trading systems. Dan Russo has been in the securities industry since 2000. He holds an MBA degree in Finance from Fordham University in New York City and a B.S. degree in Finance from Long Island University, C.W. Post. He is also a Charted Market Technician, having earned the right to use that designation in 2012. Dan has experience with a

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wide range of institutional investors, working with them to perform fundamental, technical, and quantitative research to navigate the market and generate actionable trading and investment ideas.

The Funds’ SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

The Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the assets of the Funds. For its services the Advisor receives an investment management fee equal to 1.25% of a Fund's average daily net assets up to $100 million, 1.00% of a Fund's average daily net assets between $100 million and $200 million and 0.90% of a Fund's average daily net assets in excess of $200 million. For its services, the Advisor received an investment management fee equal to 1.19% of the average daily net assets of the Potomac Managed Volatility Fund for the fiscal year ended June 30, 2025. For its services, the Advisor received an investment management fee equal to 1.16% of the average daily net assets of the Potomac Tactical Rotation Fund for the fiscal year ended June 30, 2025. For its services, the Advisor received an investment management fee equal to 1.21% of the average daily net assets of the Potomac Tactical Opportunities Fund for the fiscal year ended June 30, 2025. For its services, the Advisor received an investment management fee equal to 0.93% of the average daily net assets of the Potomac Defensive Bull Fund for the fiscal year ended June 30, 2025. The Potomac Tactically Passive Fund commenced operations on February 11, 2026. A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Trust and the Advisor is available in the Funds’ annual report filed on Form N-CSR for the period ending June 30, 2025.

Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund’s average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million for services provided under the agreement and is also obligated to pay the operating expenses of a Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses.

From November 1, 2021 to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund’s average daily net assets up to $25 million, 0.20% of a Fund’s average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million. Prior to November 1, 2021, under the Services Agreement the Advisor received an additional fee of 0.65% of a Fund’s average daily net assets up to $25 million, 0.35% of a Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million. For its services the Advisor received services fees, after waivers, of 0.25% of the average daily net assets of the Potomac Managed Volatility Fund, 0.25% of the average daily net assets of the Potomac Tactical Rotation Fund, 0.26% of the average daily net assets of the Potomac Tactical Opportunities Fund, and 0.21% of the average daily net assets of the Potomac Defensive Bull Fund for the fiscal year ended June 30, 2025. The Potomac Tactically Passive Fund commenced operations

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on February 11, 2026. Under the Services Agreement the Advisor supervises the Funds’ business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to the Funds, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to the Funds, review of the books and records of the Funds maintained by such third parties, and such other actions with respect to the Funds as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

Effective May 22, 2026, the Advisor entered into an Administrative Services Agreement with the Trust, with respect to the Class R Shares. Under the terms of the Administrative Services Agreement, the Advisor receives a fee from each Fund in an amount equal to 1.00% of the average daily net asset value of the Class R shares of the Fund (the “R Shares Administrative Services Fee”). Services provided or procured by the Advisor pursuant to the Administrative Services Agreement include, among others: (a) development and maintenance of a web-based software platform for use by investment advisers and clients; (b) creation of a customized full-color client investment proposal statement for each individual client; (c) facilitating the initiation and setup of new account and related asset transfers to enable the maintenance of multiple Fund holdings in a single client account; (d) consolidated reporting development showing the managed accounts alongside the retirement accounts; (e) data procurement with respect to plan rules and eligibility requirements; (f) creation of quarterly performance reports for use by advisers and clients reflecting a consolidated view of all Fund holdings beneficially owned by the client among various account registration types (i.e., various retirement and non-retirement accounts); (g) attending to correspondence, requests and inquiries from shareholders and/or their adviser representatives with regard to processing of purchases and redemptions of Fund shares; (h) implementation of single requests for account changes and transactions across multiple related account registrations and affecting multiple Fund holdings; (i) monitoring and overseeing relationships with entities providing services to the shareholders, including the transfer agent and custodians; (j) facilitating the calculation and automated payment of fees by multiple client account registrations in a consolidated fashion to the client's adviser; (k) interfacing with custodians to link self-directed brokerage accounts (“SDBA”) and management investments; (l) printing, responding to email, and answering phone calls of advisers in connection with the servicing of client accounts; (m) plan database development; (n) facilitating client set up and access to the SDBA within their employer-sponsored retirement plan; (o) educating clients on the use and benefits of SDBAs and helping clients avoid common behavioral pitfalls in self-directed investing; (p) providing technical and operational support for account management, trading, and compliance; and (q) facilitating transitions and asset retention as clients change employers or retire.

Participants in retirement plans, such as 401(k) plans, may be provided with the option to open a SDBA through the retirement plan’s administrator or record keeper. The Class R Shares of the Funds are available for purchase through a retirement plan’s SDBA. Retirement plan participants may contact their financial intermediary, or may contact the Funds at 1-888-768-6622, for more information about investing in the Class R Shares of the Funds through self-directed brokerage accounts.

This Prospectus describes Class R Shares of the Funds. The Funds also offer an additional class of shares, Institutional Shares, available and sold pursuant to a separate Prospectus and SAI. Each class of shares in each Fund represents interest

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in the same portfolio of investments within the Funds; however, the classes have different fee structures, and expenses for certain class-specific items such as administrative and shareholder services will differ. Class R Shares are designed for purchase by SDBA investors through the Advisor Platform and not made generally available. You should consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Shareholder Information

Pricing of Fund Shares

The price you pay for a share of each Fund, and the price you receive upon selling or redeeming a share of each Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value = Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open for trading. The New York Stock Exchange generally is open every day other than weekends and holidays. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Funds’ Transfer Agent, Paralel Technologies, LLC. The Funds’ Board of Trustees has chosen to designate the Advisor as “valuation designee” to perform certain valuation functions. The Funds’ assets are generally valued at their market value. If market prices are not available or, in the valuation designee's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the valuation designee may value the Funds’ assets at their fair value according to policies approved by the Funds’ Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate its NAV, the valuation designee may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short-term traders. The Funds may use pricing services to help determine market value. Because the Funds may have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price its shares, the net asset value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares. With respect to any portion of a Funds’ assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act, the Funds’ net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Funds invest. The prospectuses for these investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Customer Identification Program

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Investing in the Funds

You may purchase shares through a brokerage firm or other financial institution that has agreed to sell the Funds’ shares. The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Minimum Investments

	Initial	Additional
Regular Account	$5,000	$100
Automatic Investment Plan	$1,000	$100*
IRA Account	$1,000	$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

Investments Made Through Brokerage Firms or Other Financial Institutions

The Funds may be purchased through broker dealers and other intermediaries. If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Consult a representative of your financial institution if you have any questions. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Funds’ net asset value next computed after they are received by an authorized broker or the broker's authorized designee. Your financial institution is responsible for transmitting your order in a timely manner.

Payment

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, traveler's checks, credit cards, credit card checks, third-party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are

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unable to debit your pre-designated bank account on the day of purchase, the Funds reserve the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or Fund agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds. Your investment in the Funds should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

•	Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.
•	A Gift or Transfer to Minor. (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or

UTMA account, you must include the minor's social security number on the application.

•	Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.
•	Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

•	IRA Accounts. See "Tax-Deferred Plans".

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Instructions for Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder Application or an IRA Application.

Make your check payable to Potomac Funds.

• For IRA accounts, please specify the year for which the contribution is made.

Mail or overnight the application and check to:

Regular Mail via US Postal Service:

Potomac Funds

PO Box 2170

Denver, Colorado 80201

Overnight Delivery
Potomac Funds

c/o Paralel Technologies

1700 Broadway, Suite 2100

Denver, CO 80290

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement and write your account number on your check. If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail or overnight the slip and the check to:

Regular Mail via US Postal Service:

Potomac Funds

PO Box 2170

Denver, Colorado 80201

Overnight Delivery

Potomac Funds
c/o Paralel Technologies

1700 Broadway, Suite 2100

Denver, CO 80290

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, when you deposit your account application form, additional purchase request or redemption request in the mail, or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

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TO OPEN AN ACCOUNT

By Wire

Call 1-888-774-6679 for instructions and to obtain an investor account number or an IRA account number prior to wiring to the Funds.

TO ADD TO AN ACCOUNT

By Wire

Call 1-888-774-6679 for instructions.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Funds nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Funds’ transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Funds nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth above. The transfer agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed, and taxes may be withheld unless the Funds receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisers or legal counsel before selecting a tax-deferred account.

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You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Funds. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

•	Traditional IRA

An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

•	Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

•	Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

•	SEP-IRA

An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

•	Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax deductible contributions for each person covered by the plans.

•	403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

•	401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Participants in retirement plans, such as 401(k) plans, may be provided with the option to open a SDBA through the retirement plan’s administrator or record keeper. The Class R Shares of the Funds are available for purchase through a retirement plan’s SDBA. Retirement plan participants may contact their financial intermediary, or may contact the Funds at 1-888-768-6622, for more information about investing in the Class R Shares of the Funds through self-directed brokerage accounts.

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Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) in the Funds from your bank or savings account. Your initial investment minimum is $1,000 if you select this option. Shares of the Funds may also be purchased through direct-deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or Social Security checks transferred automatically to purchase shares of the Fund.

FOR INVESTING

Automatic Investment Plan

For making automatic investments from a designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Funds unless you indicate otherwise on the account application or in writing.

Instructions for Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the transfer agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Funds’ securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Funds will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Funds and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

•	The names(s) and signature(s) of all account owners.
•	Your account number.
•	The dollar or share amount you want to sell.
•	Where to send the proceeds.
•	If redeeming from your IRA, please note applicable withholding requirements.

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•	Obtain a signature guarantee or other documentation, if required.

Mail or overnight your request to:

Regular Mail via US Postal Service:

Potomac Funds

PO Box 2170

Denver, Colorado 80201

Overnight Delivery

Potomac Funds
c/o Paralel Technologies

1700 Broadway, Suite 2100

Denver, CO 80290

By Telephone

•	You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-888-774-6679. Redemption proceeds will only be mailed to your address of record.

•	You may only redeem a maximum of $25,000 per day by telephone.
•	You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

•	Unless you decline telephone privileges in writing or on your account application, as long as the Funds take reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-888-774-6679.

Additional Redemption Information

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and expects to use cash holdings or cash equivalents on a regular basis. To the extent cash holdings or cash equivalents are not available to meet redemption requests the Funds will meet redemption requests by selling portfolio assets.

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Signature Guarantees

Signature guarantees are designed to protect both you and the Funds from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

•	If you change ownership on your account.
•	If a change of address request has been received by the transfer agent within the last 15 days.
•	If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Funds reserve the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-888-774-6679.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the transfer agent at 1-888-774-6679 to determine what additional documents are required.

Address Changes

To change the address on your account, call the transfer agent at 1-888-774-6679 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the transfer agent at 1-888-774-6679 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Funds may require you to redeem all of your shares if your account balance falls below $500. After your account balance falls below the minimum balance, you will receive a notification from the Funds indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $500 after 60 days, the Funds may close your account and send you the proceeds. This minimum balance

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requirement does not apply to accounts using automatic investment plans, to IRAs, and to other tax-deferred investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance. All shares of the Funds are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Funds. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your own tax adviser.

Shareholder Communications

Account Statements

Every quarter, shareholders of the Funds will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Reports

Financial reports will be published semi-annually. The Funds have discontinued mailing paper copies of the Funds’ financial reports as permitted by new regulations adopted by the SEC, unless you specifically request paper copies from the Funds. The reports will remain available to you on the Funds’ website (www.potomacfund.com/funds) and you will be notified by mail each time a report is posted and provided with a link to access the report. Annual reports will include audited financial statements. For any shareholder that requests paper copies only one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

Dividends and Distributions

The Funds intends to pay distributions on at least an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Funds or receive these distributions in cash. Dividends and distributions from the Funds are automatically reinvested in the Funds, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the transfer agent at 1-888-774-6679 or send a written notification to:

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Regular Mail via US Postal Service:

Potomac Funds

PO Box 2170

Denver, Colorado 80201

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees also has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies uniformly to all Fund shareholders. While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts. The Funds may invest in foreign securities, and small- to mid-capitalization companies, and therefore may have additional risks associated with market timing. Because the Funds may invest in securities that are, among other things, priced on foreign exchanges, thinly traded, traded infrequently or relatively illiquid, the Funds have the risk that the current market price for the securities may not accurately reflect current market values. This can create opportunities for market timing by shareholders. For example, securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences, and therefore could dilute the value of Funds shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is made through an individual retirement account or other tax-deferred account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

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Distributions by the Funds of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of a Fund.

Redemptions of shares of a Fund are taxable events for which you will generally realize a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the redemption, and how long the shares were held.

A Fund’s distributions may be subject to U.S. federal income tax whether received in cash or reinvested in additional shares. In addition to U.S. federal income taxes, you may be subject to state and local income taxes on distributions.

A Fund may be required to backup withhold U.S. federal income tax (presently at the rate of twenty-four percent (24%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts backup withheld may be credited against a shareholder’s U.S. federal income tax liability.

The Funds must report their shareholders’ cost basis, gain/loss, and holding periods to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when a Fund’s shares are redeemed.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be redeemed when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method the Funds’ shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the redemption of a Fund’s shares. Please consult your own tax adviser regarding your personal circumstances.

The Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include your own tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

At the time this prospectus was prepared, there were various legislative proposals under consideration that would amend the Internal Revenue Code. At this time, though, it is not possible to determine whether any of these proposals will become law and how these changes might affect the Fund or its shareholders.

The foregoing is not intended to be a full discussion of U.S. federal tax laws and the effect of such laws on you. Because everyone’s tax situation is unique, always consult your own tax professional about U.S. federal, state, and local tax consequences of an investment in the Funds.

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Glossary of Terms

Moving Average - is the average closing price of a security over a defined period of time.

Bollinger Bands - are a type of price envelope developed by John Bollinger. Price envelopes define upper and lower price range levels. Bollinger Bands are envelopes plotted at a standard deviation level above and below a simple moving average of the price. Because the distance of the bands is based on standard deviation, they adjust to volatility swings in the underlying price. Bollinger Bands use 2 parameters, Period and Standard Deviations, StdDev. The default values are 20 for period, and 2 for standard deviations, although you may customize the combinations. Bollinger bands help determine whether prices are high or low on a relative basis. They are used in pairs, both upper and lower bands and in conjunction with a moving average. Further, the pair of bands is not intended to be used on its own. Use the pair to confirm signals given with other indicators.

Relative Strength - is a ratio of a stock price performance to a market average (index) performance.

Stochastics – refers to a randomly determined process. A stochastic indicator is designed to display the location of the close (i.e. closing price of security) compared to the high/low range over a user defined number of periods.

Oscillators - is a technical analysis tool that constructs high- and low- bands between two extreme values, and then builds a trend indicator that fluctuates within these bounds. Traders use the trend indicator to discover short-term overbought or oversold conditions. When the value of the oscillator approaches the upper extreme value, technical analysts interpret that information to mean that the asset is overbought, and as it approaches the lower extreme, technicians consider the asset to be oversold.

Intermarket Analysis - involves looking at asset classes or financial markets that have strong correlations.

Trend Following Analysis - is a trading strategy according to which one should buy an asset when its price trend goes up, and sell when its trend goes down, expecting price movements to continue.

Counter Trend Following Analysis - is a type of swing trading strategy that assumes a current trading trend will reverse and attempts to profit from that reversal.

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Other Fund Service Providers

Custodian

State Street Bank and Trust Company

Distributor

Paralel Distributors, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Investment Advisor

Potomac Fund Management, Inc.

Legal Counsel

Practus, LLP

Transfer Agent

Paralel Technologies, LLC

Financial Highlights

Class R Shares of the Funds have not commenced operations as of the date of this Prospectus and financial highlights are not yet available. The Potomac Tactically Passive Fund commenced operations on February 11, 2026 and financial highlights are not yet available.

Financial highlights for the Institutional Shares class of each Fund (except Potomac Tactically Passive Fund) are shown to provide investors with financial information about the Funds. The Institutional Shares classes of the Funds have substantially similar returns as the Class R Shares because the shares are invested in the same portfolio securities. Returns for the Class R Shares and Institutional Shares may vary due to differences in their expenses. Because the Class R Shares have higher expenses than the Institutional Shares, the returns of the Institutional Shares will be higher than those shown in the future for Class R Shares.

The total returns in the tables represent the rate you would have earned (or lost) on an investment in the Institutional Shares of each Fund (assuming reinvestment of all dividends and distributions). Except for the information presented for the semi-annual period ended December 31, 2025, this information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request and incorporated by reference in the Statement of Additional Information.

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Potomac Managed Volatility Fund - Financial Highlights

	(Unaudited)
Selected data for a share outstanding	7/1/2025		7/1/2024	7/1/2023		7/1/2022		7/1/2021		7/1/2020*
throughout each period:	to		to	to		to		to		to
	12/31/2025		6/30/2025	6/30/2024		6/30/2023		6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 10.11		$ 10.14	$ 10.10		$ 9.48		$ 10.44		$ 10.00
Net Investment Income (a) (e)	0.34		0.40	0.33		0.32		0.06		0.15
Net Gain (Loss) on Investments	0.05		(0.05)	(0.01)		0.36		(0.79)		0.39
(Realized and Unrealized) (b)
Total from Investment Operations	0.39		0.35	0.32		0.68		(0.73)		0.54

Distributions (From Net Investment Income)	(0.43)		(0.38)	(0.28)		(0.06)		(0.10)		(0.10)
Distributions (From Capital Gains)	(0.14)		-	-		-		(0.13)		-
Total Distributions	(0.57)		(0.38)	(0.28)		(0.06)		(0.23)		(0.10)

Net Asset Value - End of Period	$ 9.93		$ 10.11	$ 10.14		$ 10.10		$ 9.48		$ 10.44
Total Return (c)	3.87%	**	3.44%	3.21%		7.16%		(7.15)%		5.39%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 203,527		$159,614	$122,412		$ 74,709		$ 42,695		$ 30,992

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.38%	***	1.44%	1.49%	(h)	1.65%	(g)	1.66%		1.88%
Ratio of Net Investment Income to	6.52%	***	3.99%	3.30%		3.11%		0.52%		1.43%
Average Net Assets (d) (e)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.38%	***	1.44%	1.49%	(h)	1.64%	(g)	1.62%	(f)	1.87%	(f)
Ratio of Net Investment Income to	6.52%	***	3.99%	3.30%		3.12%		0.56%		1.44%
Average Net Assets (d) (e)

Portfolio Turnover Rate	484.85%	**	665.24%	685.94%		761.70%		620.91%		519.72%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.60% and 1.59%, respectively.
(h) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.49% and 1.49%, respectively.

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Potomac Tactical Rotation Fund - Financial Highlights

	(Unaudited)
Selected data for a share outstanding	7/1/2025		7/1/2024		7/1/2023	7/1/2022	7/1/2021		7/1/2020*
throughout each period:	to		to		to	to	to		to
	12/31/2025		6/30/2025		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 10.81		$ 10.83		$ 10.51	$ 9.72	$ 12.43		$ 10.00
Net Investment Income (Loss) (a) (e)	0.12		0.11		0.20	0.09	(0.08)		(0.02)
Net Gain (Loss) on Investments	0.84		0.41		0.23	0.71	(0.63)		2.77
(Realized and Unrealized) (b)
Total from Investment Operations	0.96		0.52		0.43	0.80	(0.71)		2.75

Distributions (From Net Investment Income)	(0.17)		(0.14)		(0.11)	-	-		(0.02)
Distributions (From Capital Gains)	(0.82)		(0.40)		-	(0.01)	(2.00)		(0.30)
Total Distributions	(0.99)		(0.54)		(0.11)	(0.01)	(2.00)		(0.32)

Net Asset Value - End of Period	$ 10.78		$ 10.81		$ 10.83	$ 10.51	$ 9.72		$ 12.43
Total Return (c)	8.90%	**	4.95%		4.12%	8.27%	(6.74)%		27.85%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 229,338		$175,101		$ 149,533	$ 91,055	$ 64,948		$ 55,497

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	***	1.41%	(g)	1.47%	1.55%	1.62%		1.80%
Ratio of Net Investment Income (Loss) to	2.11%	***	1.06%		1.96%	0.92%	(0.79)%		(0.18)%
Average Net Assets (d) (e)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	***	1.41%	(g)	1.47%	1.55%	1.58%	(f)	1.79%	(f)
Ratio of Net Investment Income (Loss) to	2.11%	***	1.06%		1.96%	0.92%	(0.75)%		(0.17)%
Average Net Assets (d) (e)

Portfolio Turnover Rate	517.36%	**	917.06%		1,644.06%	1,420.24%	1,544.72%		1,028.67%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.41% and 1.41%, respectively.

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Potomac Tactical Opportunities Fund - Financial Highlights

	(Unaudited)
Selected data for a share outstanding	7/1/2025		7/1/2024	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
throughout each period:	to		to	to	to	to		to
	12/31/2025		6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 9.93		$ 10.33	$ 10.26	$ 8.11	$ 12.12		$ 10.00
Net Investment Income (Loss) (a) (e)	0.13		0.09	0.15	0.06	(0.10)		(0.11)
Net Gain (Loss) on Investments	1.21		(0.03)	(0.01)	2.09	(2.41)		2.58
(Realized and Unrealized) (b)
Total from Investment Operations	1.34		0.06	0.14	2.15	(2.51)		2.47

Distributions (From Net Investment Income)	(0.14)		(0.13)	(0.07)	-	-		-
Distributions (From Capital Gains)	(1.09)		(0.33)	-	-	(1.50)		(0.35)
Total Distributions	(1.23)		(0.46)	(0.07)	-	(1.50)		(0.35)

Net Asset Value - End of Period	$ 10.04		$ 9.93	$ 10.33	$ 10.26	$ 8.11		$ 12.12
Total Return (c)	13.49%	**	0.85%	1.35%	26.51%	(23.00)%		24.81%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 199,577		$ 144,582	$115,029	$103,503	$ 36,264		$ 43,525

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.39%	***	1.47%	1.50%	1.59%	1.68%		1.81%
Ratio of Net Investment Income (Loss) to	2.36%	***	0.88%	1.54%	0.68%	(1.05)%		(0.98)%
Average Net Assets (d) (e)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.39%	***	1.47%	1.50%	1.59%	1.63%	(f)	1.80%	(f)
Ratio of Net Investment Income (Loss) to	2.36%	***	0.88%	1.54%	0.68%	(1.00)%		(0.97)%
Average Net Assets (d) (e)

Portfolio Turnover Rate	550.05%	**	2,273.53%	2,568.77%	1,208.66%	1,483.56%		1,291.12%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Voluntary expense waivers reduced the gross expense ratio by 0.01% and 0.05%, respectfully, during the fiscal years ended June 30, 2021 and June 30, 2022, respectfully. If the voluntary waivers had not occurred, the expense ratios would have been higher.

79

Potomac Defensive Bull Fund - Financial Highlights

	(Unaudited)
Selected data for a share outstanding	7/1/2025		7/1/2024	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
throughout each period:	to		to	to	to	to		to
	12/31/2025		6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 14.31		$ 14.35	$ 14.44	$ 10.28	$ 14.66		$ 10.00
Net Investment Income (Loss) (a) (e)	0.16		0.16	0.22	0.29	(0.08)		(0.05)
Net Gain (Loss) on Investments	1.86		1.44	0.92	3.89	(1.16)		4.91
(Realized and Unrealized) (b)
Total from Investment Operations	2.02		1.60	1.14	4.18	(1.24)		4.86

Distributions (From Net Investment Income)	(0.21)		(0.14)	(0.21)	-	-		-
Distributions (From Capital Gains)	(1.96)		(1.50)	(1.02)	(0.02)	(3.14)		(0.20)
Total Distributions	(2.17)		(1.64)	(1.23)	(0.02)	(3.14)		(0.20)

Net Asset Value - End of Period	$ 14.16		$ 14.31	$ 14.35	$ 14.44	$ 10.28		$ 14.66
Total Return (c)	14.51%	**	12.72%	9.75%	40.72%	(12.38)%		49.04%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,476,160		$1,771,336	$1,188,764	$652,111	$235,276		$233,859

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.12%	***	1.14%	1.14%	1.17%	1.29%		1.55%
Ratio of Net Investment Income (Loss) to	2.16%	***	1.18%	1.68%	2.37%	(0.64)%		(0.41)%
Average Net Assets (d) (e)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.12%	***	1.14%	1.14%	1.17%	1.24%	(f)	1.53%	(f)
Ratio of Net Investment Income (Loss) to	2.16%	***	1.18%	1.68%	2.37%	(0.59)%		(0.39)%
Average Net Assets (d) (e)

Portfolio Turnover Rate	573.38%	**	1,352.76%	2,445.82%	1,628.24%	1,558.57%		1,657.50%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.

80

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of non-public personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•               Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, Social Security Number, assets, income and date of birth); and

•               Information about your transactions with the Funds, its affiliates, or others (such as your account number, balance, payment history, parties to transactions, cost-basis information, and other financial information).

Categories of Information the Funds Discloses. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds’ custodian, administrator, and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your non-public personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

81

Potomac Funds

Where to Go for Information

For shareholder inquiries, please call toll-free in the U.S. at 1-888-774-6679.

You will also find more information about each of the Funds on our website at https://potomacfunds.com or in the following documents:

Statement of Additional Information

The Statement of Additional Information is on file with the Securities and Exchange Commission (“SEC”), contains additional and more detailed information about the Funds and is incorporated into this Prospectus by reference. The Funds publish Shareholder Reports (annual and semiannual reports) and in Form N-CSR that contain additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You may obtain the SAI, Shareholder Reports and other information, such as the Fund’s financial statements without charge by contacting the Fund at 1-888-774-6679 or on our Internet site at: www.potomacfund.com/funds. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Shareholder Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number 811-09781

Potomac Managed Volatility Fund

Class R Shares Ticker SDMVX

Potomac Tactical Rotation Fund

Class R Shares Ticker SDTRX

Potomac Tactical Opportunities Fund

Class R Shares Ticker SDTOX

Potomac Defensive Bull Fund

Class R Shares Ticker SDDBX

Potomac Tactically Passive Fund

Class R Shares Ticker SDTPX

each a Series of PFS Funds

May 28, 2026

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, Potomac Defensive Bull Fund and Potomac Tactically Passive Fund dated May 28, 2026. The SAI incorporates by reference the Fund’s Annual Form N-CSR for the fiscal year ended June 30, 2025. A free copy of the Prospectus can be obtained by going to the Funds’ website at https://potomacfunds.com, writing the Transfer Agent at 1700 Broadway, Suite 2100, Denver, CO 80290, or by calling 1-888-774-6679.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUNDS	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	1
INVESTMENT LIMITATIONS	10
THE INVESTMENT ADVISOR	11
THE PORTFOLIO MANAGERS	13
TRUSTEES AND OFFICERS	14
AUDIT COMMITTEE	15
BOARD INTEREST IN THE FUND	17
COMPENSATION	18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	18
PORTFOLIO TRANSACTIONS AND BROKERAGE	19
ADDITIONAL TAX INFORMATION	21
PRICING OF FUND SHARES	29
PURCHASES AND SALES THROUGH BROKER-DEALERS	30
ANTI-MONEY LAUNDERING PROGRAM	30
CUSTODIAN	30
FUND SERVICES	30
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	31
DISTRIBUTOR	31
LEGAL COUNSEL	32
DISCLOSURE OF PORTFOLIO HOLDINGS	32
FINANCIAL STATEMENTS	32
PROXY VOTING POLICIES	33

DESCRIPTION OF THE TRUST AND THE FUNDS

     Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, Potomac Defensive Bull Fund and Potomac Tactically Passive Fund (each a “Fund”, separately referred to as “the Fund”, and together the "Funds") were organized as non-diversified series of PFS Funds (the "Trust"), on June 9, 2020 and commenced operations on July 1, 2020, the Potomac Tactically Passive Fund was organized on December 4, 2026 and commenced operations on February 11, 2026. The Trust is an open-end investment company established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of multiple separate and distinct portfolio series the assets and liabilities of which are separate and distinct from the assets and liabilities of the other series portfolios of the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The Funds have two classes of shares: Institutional and Class R Shares which are newly offered. The shares of the Funds do not have any preemptive rights. The investment advisor to the Funds is Potomac Fund Management, Inc. (the "Advisor").

     Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of a Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The assets received by a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, a Fund. The underlying assets are segregated and are charged with the expenses with respect to a Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of the Funds.

     The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund"). The Trust Agreement provides for the perpetual existence of the Trust and the Funds. A Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund or by the Trustees upon notice to shareholders. The Trust Agreement also provides that the Trustees may also terminate the Trust upon written notice to the shareholders, and that shareholders holding at least two-thirds of the Trust’s outstanding shares may terminate the Trust.

     For information concerning the purchase and redemption of shares of each Fund, see "Purchase and Sale of Fund Shares" in the Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Pricing of Fund Shares" in the Prospectus and in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     Under normal market conditions, each Fund generally constructs its portfolio by investing in exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “underlying funds”) and/or cash and cash equivalents. This section contains a discussion of some of the investments the Funds, or the underlying funds, may make and some of the techniques each Fund, or the underlying funds, may use.

     A. Equity Securities. The Funds may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

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Equity securities also include exchange-traded funds (“ETFs”). Because the Funds will invest in shares of ETFs their performance is directly related to the ability of the ETFs to meet their respective investment objectives, as well as the Adviser’s allocation of the Funds’ assets among the ETFs. These ETFs will generally attempt to replicate the performance of a particular index. An ETF may not always hold all of the same securities as the index it attempts to track. An ETF may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An ETF may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. When the Funds invests in ETFs each Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. In connection with its investments in other investment companies, the Funds will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invests in shares of ETFs their performance is directly related to the ability of the ETFs to meet their respective investment objectives, as well as the Adviser’s allocation of each Fund’s assets among the ETFs. Accordingly, each Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs in direct proportion to the amount of assets the Fund allocates to the ETFs utilizing such strategies.

To the extent that the Funds invest in leveraged ETFs, including ETFs leveraged multiple times (ultra-long), the value of the Fund’s investment will rise or fall proportionally with the amount of leverage as the index underlying the ETF’s benchmark rises or falls. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets. By investing in ultra-long ETFs and gaining magnified exposure to a particular index, a Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the return on the tracked index are subject to a special form of correlation risk, which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETFs investment objective.

The Funds may also invest in inverse ETFs, including double inverse (or ultra-short) ETFs. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, a Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the negative return on the tracked index are subject to a special form of correlation risk which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETFs investment objective.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or

2

declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

     There is also a risk that the ETFs may terminate due to extraordinary events. For example, any of the service providers to the ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying ETF may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the Funds believe that in the event of the termination of an ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

     Many ETFs are organized as investment companies under the 1940 Act. Investments in the securities of other investment companies, including investments in ETFs and closed-end funds, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

     Section 12(d)(1)(A) of the 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other investment companies if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. These limitations are subject to certain statutory and regulatory exemptions including Rule 12d1-4. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the rule imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10 percent of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund’s flexibility with respect to making investments in those unaffiliated investment companies. The Funds have adopted policies and procedures designed to comply with the requirements of Rule 12d1-4 and the Funds intends to follow such policies and procedures when investing in other investment companies.

     B. Foreign Securities. The Funds may invest in foreign equity and fixed income securities. Foreign securities include American Depositary Receipts (“ADRs”) and ETFs that hold foreign securities. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs

3

of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on a Fund’s share price.

     The considerations noted above generally are intensified for investments in developing and emerging market countries. These countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

C. Restricted and Illiquid Securities. In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund may invest up to 15% of its net assets in “illiquid investments.” For these purposes, “illiquid investments” are investments that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The Fund must classify each portfolio investment at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to the Liquidity Rule. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Moreover, in making such classification determinations, the Fund determines whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund takes this determination into account when classifying the liquidity of that investment. The Fund may be assisted in classification determinations by one or more third-party service providers. Investments classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

     D. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

     E. Corporate Debt Securities. Corporate debt securities are long- and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. For securities on the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for higher-rated securities.

     F. Fixed Income Securities. The Funds may invest in all types of U.S. and non-U.S. fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities

4

are subject to credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that a Fund's investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds (also known as “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The values of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than the values of higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

     G. Financial Services Industry Obligations. The Funds may invest in each of the following obligations of the financial services industry:

     (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer and reflect the obligation both of the bank and of the drawer to pay the face amount of the instruments upon maturity.

     H. Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Funds engage will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor will monitor the creditworthiness of the banks and securities dealers with which each Fund engages in repurchase transactions.

     I. Borrowing. The Funds are permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because each Fund’s investments will fluctuate in value even though the interest obligations on borrowed funds may be fixed, the Fund's net asset value may tend to increase more when its investments increase in value and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     J. Securities Lending. The Funds may make long- and short-term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors, in an amount up to 33 1/3% of Fund assets. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

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     The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that the Funds may engage in loan transactions only under the following conditions: (1) the Fund must receive between 102% - 105% collateral in the form of cash or cash equivalents (e.g. securities issued or guaranteed by the U.S. Government or its agencies, negotiable certificates of deposit, bankers’ acceptances or letters of credit); (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Funds are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

K. Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. Most mortgage-backed securities are pass-through securities, meaning that the payments received by a Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by a Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

     L. Options Transactions. The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund sells a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues. It will also retain the risk of loss should the price of the security decline. When a Fund sells a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Funds may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In

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addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has sold. Further, the total premium paid for any option may be lost if a Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

M. Real Estate Investment Trusts. The Funds may invest in the securities of real estate investment trusts (“REITs”). REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate though, a REIT’s performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund but also may indirectly bear similar expenses of some of the REITs in which it invests.

N. Futures and Options on Futures. The Funds may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. No physical delivery of the underlying stocks in the index is made. Positions taken in the futures markets are not normally held to maturity but are liquidated through offsetting transactions that may result in a profit or a loss.

The Funds may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Funds are not fully invested in stocks and anticipates a significant market advance, they may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

Each Fund may buy and sell call and put options on stock index futures to hedge against risks of market price movements in its long portfolio and to maintain short positions through transactions other than short sales of securities. The need to hedge against market movement risks will depend on the extent of diversification of the Fund’s common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy and sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash in an amount equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with a custodian bank or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative

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to the Fund’s position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance.

Transactions involving futures contracts and related options carry risk. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time, and a Fund may be unable to promptly liquidate unfavorable positions. Consequently, the Fund may have to hold a position until delivery or expiration regardless of change in its value. There is also the risk that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. In addition, the Fund will pay commissions and other costs in connection with such investments.

O. Other Investment Companies. The Funds may purchase securities of open-end or closed-end investment companies if the purchase complies with the 1940 Act. If the Funds invests in securities of other investment companies, the return of any such investment will be reduced by the operating expenses, including investment advisory and administrative fees, of such investment companies. However, the Advisor believes that at times the return and liquidity features of these securities will be more beneficial than other types of securities.

P. Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or a broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Funds will only enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage.

Q. Zero Coupon Bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a Fund’s dividend, a portion of the difference between a zero coupon bond’s purchase price and its face value is considered income.

R. Exchange-Traded Notes. The Funds may invest in exchange-traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. ETNs are synthetic instruments in that they do not represent an interest in the ETNs underlying securities. Additionally, because the ETNs are issued by third parties, there is a risk that the party issuing the ETN may default.

S. Commodities. The Funds may also invest in underlying funds that hold a portfolio of commodities. Commodities are physical substances, such as metals, that investors buy or sell on the market, usually through futures contracts. The price of a commodity is subject to supply and demand. Commodity risk refers to the uncertainties of future market values and the size of future income, caused by fluctuation in the price of a commodity. An investment in commodities contends with the following types of risks: price risk, adverse movements in world prices, exchange rates, and the basis between local and world prices; quantity risk; cost risk, input price risk; and political risk, how political conditions can affect supply, demand and the price of commodities.

Certain ETFs and ETNs may not produce qualifying income for purposes of the 90% income test (as described below under the heading “Taxation as a RIC”) which must be met for a Fund to maintain its status as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If one or more ETFs or ETNs generates more non-qualifying income for purposes of the 90% income test than the Fund’s portfolio management expects, it could cause the Fund inadvertently to fail the 90% income test.

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T.       Cash and Cash Equivalents.  The Funds may hold cash or invest in cash equivalents. Cash equivalents include money market funds, commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper)); short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)); or bank notes; savings association and saving bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); securities of the U.S. government, its agencies, or instrumentalities that mature or may be redeemed in one year or less, and; corporate bonds and notes that mature or that may be redeemed in one year or less.

U.       Derivatives Transactions. Rule 18f-4 under the 1940 Act governs the Funds’ use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund. Rule 18f-4 permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Pursuant to Rule 18f-4, if a Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

The requirements of Rule 18f-4 may limit a Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

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The Adviser has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act (“CEA”), and therefore the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the CEA, which requires that a Fund limit its use of futures, options on futures, swaps, and swaptions (“commodity interests”) to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity interests.

V. Bitcoin. The Fund may invest up to 15% of its net assets in ETFs and exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures (collectively, “Bitcoin Exchange-Traded Products”). Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership and transfer of Bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the “Bitcoin protocol.” Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new Bitcoin and through transaction fees paid by users in Bitcoin. No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, central authority, or financial institution. Bitcoin transaction and ownership records are reflected on the “Bitcoin Blockchain,” which is a digital public record or ledger. The Fund may purchase and sell Bitcoin Exchange-Traded Products based a variety of considerations, including overall portfolio diversification and the perceived relative value of Bitcoin Exchange-Traded Products versus other crypto currency companies or investments. Investments in Bitcoin Exchange-Traded Products are subject to the risks associated with the Bitcoin and Bitcoin futures markets, including significant volatility, market liquidity constraints, potential regulatory developments, and the risk that the performance of such products may not correspond closely to the price of Bitcoin or Bitcoin futures. The Fund does not invest directly in Bitcoin or Bitcoin futures, and the Adviser monitors these investments in accordance with Rule 18f-4 under the Investment Company Act of 1940 to ensure compliance with applicable derivatives and exposure limits.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices described in this Statement of Additional Information, as well as the Funds’ prospectus may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy and are considered non-fundamental.

     1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the SEC or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities

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(including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities.

     7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements related to these securities.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by a Fund, provided that if following the consummation of such merger, consolidation or acquisition results in an investment in the securities of any issuer or a position held that is prohibited by any applicable limitation or restriction of a Fund, the Fund shall, within ninety days (three days in the case of Investment Limitation #1 above) after the consummation of such merger, consolidation or acquisition (or the date of exceeding the borrowing limit with respect to Investment Limitation #1 above), dispose of all of the securities of such issuer or such portion thereof or eliminate such position, as shall be necessary to bring the investment or position within the bounds of the applicable limitation or restriction of the Fund.

THE INVESTMENT ADVISOR

     The Advisor is Potomac Fund Management, Inc., located at 7373 Wisconsin Ave., Suite #750, Bethesda, MD 20814. The Advisor is owned and controlled by Manish Khatta.

     Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Funds, subject to policies adopted by the Trust’s Board. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor receives an annual investment management fee of 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of a Fund's average daily net assets between $100 million and $200 million and 0.90% of a Fund's average daily net assets in excess of $200 million. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor received management fees equal to $620,953, $1,349,873 and $1,589,397, respectively, from the Potomac Managed Volatility Fund. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor received management fees equal to $894,732, $1,459,321 and $1,780,204, respectively, from the Potomac Tactical Rotation Fund. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor received management fees equal to $670,113, $1,286,386 and $1,469,335, respectively, from the Potomac Tactical Opportunities Fund. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor received management fees equal to $3,672,989, $8,600,353 and

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$12,481,648, respectively, from the Potomac Defensive Bull Fund. The Potomac Tactically Passive Fund commenced operations on February 11, 2026.

     The Advisor retains the right to use the names “Potomac Fund” or any derivative thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the names “Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, Potomac Defensive Bull Fund and Potomac Tactically Passive Fund” or any derivative thereof automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Advisor on ninety days’ written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Funds have entered into a Services Agreement with the Advisor pursuant to which the Advisor provides services and also assumes and pays all ordinary expenses of the Funds, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), ADR Fees, underlying fund fees and expenses, and extraordinary or non-recurring expenses. Effective October 3, 2023, the Advisor receives a fee under the Services Agreement of 0.50% of a Fund’s average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million. From November 1, 2021 through October 2, 2023, the Advisor received a fee under the Services Agreement of 0.50% of the Fund’s average daily net assets up to $25 million, 0.20% of the Fund’s average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million. It is possible the Advisor may earn a profit from the services it provides the Funds pursuant to the Services Agreement. The Funds may also pay expenses which they are authorized to pay pursuant to Rule 12b-1 under the Act. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor earned services fees, before waivers described below, equal to $174,354, $297,386 and $342,881, respectively, from the Potomac Managed Volatility Fund. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor earned services fees, before waivers described below, equal to $218,159, $317,107 and $381,042, respectively, from the Potomac Tactical Rotation Fund. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor earned services fees, before waivers described below, equal to $182,220, $280,289 and $318,868, respectively, from the Potomac Tactical Opportunities Fund. For the fiscal years ended June 30, 2023, 2024 and 2025, the Advisor earned services fees equal to $533,112, $1,723,892 and $2,748,701, respectively, from the Potomac Defensive Bull Fund. From November 1, 2021 through October 31, 2022, the Advisor contractually agreed to waive a portion of its Service Fee to limit the Service Fee to 0.40% of Managed Volatility Fund's, Tactical Opportunities Fund's and Tactical Rotation Fund's average daily net assets. For the fiscal year ended June 30, 2023, the Advisor contractually waived service fees equal to $5,243, $0 and $114 from the Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund and Potomac Tactical Opportunities Fund, respectively. The Potomac Tactically Passive Fund commenced operations on February 11, 2026.

Effective May 22, 2026, the Advisor entered into an Administrative Services Agreement with the Trust, with respect to the Class R Shares. Under the terms of the Administrative Services Agreement, the Advisor receives a fee from each Fund in an amount equal to 1.00% of the average daily net asset value of the Class R shares of the Fund (the “R Shares Administrative Services Fee”). Services provided or procured by the Advisor pursuant to the Administrative Services Agreement include, among others: (a) development and maintenance of a web-based software platform for use by investment advisers and clients; (b) creation of a customized full-color client investment proposal statement for each individual client; (c) facilitating the initiation and setup of new account and related asset transfers to enable the maintenance of multiple Fund holdings in a single client account; (d) consolidated reporting development showing the managed accounts alongside the retirement accounts; (e) data procurement with respect to plan rules and eligibility requirements; (f) creation of quarterly performance reports for use by advisers and clients reflecting a consolidated view of all Fund holdings beneficially owned by the client among various account registration

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types (i.e., various retirement and non-retirement accounts); (g) attending to correspondence, requests and inquiries from shareholders and/or their adviser representatives with regard to processing of purchases and redemptions of Fund shares; (h) implementation of single requests for account changes and transactions across multiple related account registrations and affecting multiple Fund holdings; (i) monitoring and overseeing relationships with entities providing services to the shareholders, including the transfer agent and custodians; (j) facilitating the calculation and automated payment of fees by multiple client account registrations in a consolidated fashion to the client's adviser; (k) interfacing with custodians to link self-directed brokerage accounts (“SDBA”) and management investments; (l) printing, responding to email, and answering phone calls of advisers in connection with the servicing of client accounts; (m) plan database development; (n) facilitating client set up and access to the SDBA within their employer-sponsored retirement plan; (o) educating clients on the use and benefits of SDBAs and helping clients avoid common behavioral pitfalls in self-directed investing; (p) providing technical and operational support for account management, trading, and compliance; and (q) facilitating transitions and asset retention as clients change employers or retire.

Participants in retirement plans, such as 401(k) plans, may be provided with the option to open a SDBA through the retirement plan’s administrator or record keeper. The Class R Shares of the Funds are available for purchase through a retirement plan’s SDBA. Retirement plan participants may contact their financial intermediary, or may contact the Funds at 1-888-768-6622, for more information about investing in the Class R Shares of the Funds through self-directed brokerage accounts.

This Prospectus describes Class R Shares of the Funds. The Funds also offer an additional class of shares, Institutional Shares, available and sold pursuant to a separate Prospectus and SAI. Each class of shares in each Fund represents interest in the same portfolio of investments within the Funds; however, the classes have different fee structures, and expenses for certain class-specific items such as administrative and shareholder services will differ. Class R Shares are designed for purchase by SDBA investors through the Advisor Platform and not made generally available. You should consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

THE PORTFOLIO MANAGERS

     Manish Khatta and Dan Russo (the “Portfolio Managers”) each serve as portfolio managers of the Funds. Mr. Khatta is the lead portfolio manager of each of the Funds. Mr. Russo is the assistant portfolio manager to each of the Funds. The following provides information regarding other accounts managed by the Portfolio Managers as of June 30, 2025:

Manish Khatta

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2,613	$543,671,422	0	0

Dan Russo

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2,613	$543,671,422	0	0

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    Mr. Khatta and Mr. Russo manage separate accounts that may be similar to that of the Funds. Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to a Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Funds, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of a Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. These potential conflicts of interest could create the appearance that the portfolio manager is favoring one investment vehicle over another.

     Mr. Khatta is not paid a salary to manage the Funds. Mr. Russo is paid a fixed salary from the Advisor and a discretionary bonus based on the company’s financial strength. There are no bonuses, deferred compensation or retirement plans associated with the Portfolio Managers’ service to the Funds. Mr. Khatta participates directly in the profits and losses of the Advisor, which includes the management fees paid by the Funds.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in each Fund as of June 30, 2025. The Potomac Tactically Passive Fund commenced operations on February 11, 2026.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Potomac Managed Volatility Fund	Dollar Range of Equity Securities in the Potomac Tactical Rotation Fund	Dollar Range of Equity Securities in the Potomac Tactical Opportunities Fund	Dollar Range of Equity Securities in the Potomac Defensive Bull Fund
Manish Khatta	Over $1,000,000	Over $1,000,000	$500,001–$1,000,000	Over $1,000,000
Dan Russo	$10,001-50,000	$10,001-50,000	$10,001-50,000	$100,001–$500,000

TRUSTEES AND OFFICERS

     The Board supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. The Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, are indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

     The Board is currently composed of four Trustees, including three Trustees who are not "interested persons" of the Funds, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board has established an Audit Committee comprised entirely of Trustees who are Independent Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.

     Board Leadership Structure. The Board has established an Audit Committee which allows it to access the expertise necessary to oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. The Board had determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency. The Board

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periodically reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and allocates responsibility among the Audit Committee of the Trustees and the full Board in a manner that enhances effective oversight.

     Risk Oversight. Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with each Fund’s Chief Compliance Officer, investment advisors and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio managers to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisors, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisors and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

AUDIT COMMITTEE

     The Board has an Audit Committee, which is comprised of the independent members of the Board, Thomas H. Addis III, Robert L Boerner and John W. Czechowicz. The Audit Committee meets at least once a year, or more often as required, in conjunction with meetings of the Board. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee selects and recommends to the full Board the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. During the fiscal year ended June 30, 2025 the Audit Committee met four times.

     The Board nominates and appoints trustees to fill vacancies on the Board and to stand for election at shareholder meetings of the Trust. The nomination of any Independent Trustees to the Board is made in the sole and exclusive discretion of the current Independent Trustees. The Trustees do not consider nominations by shareholders for trustee candidates. Each Trustee was nominated to serve on the Board based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Jeffrey R. Provence. Mr. Jeffrey R. Provence has served as a Trustee since the Trust’s inception in 2000. Mr. Jeffrey R. Provence is the CEO of Premier Fund Solutions, Inc. which provides the Board of Trustees with knowledge related to fund administration. Mr. Jeffrey R. Provence is also a General Partner of Value Trend Capital Management, LP, and has worked in the investment management industry since 1995 providing investment management knowledge to the Board of Trustees.

Thomas H. Addis III. Mr. Addis has served as a Trustee since the Trust’s inception in 2000. Mr. Addis is the Executive Director/CEO of the Southern California PGA. His strategic planning, organizational and leadership skills help the Board set long-term goals.

Robert L. Boerner. Mr. Boerner has served as a Trustee since September 2022. He has been a licensed real estate broker for over 20 years and also has experience as a licensed mortgage lender. Mr. Boerner has extensive experience representing residential buyers and sellers and strong ability to understand complex financial and financing aspects of transactions. The Board of Trustees believes his experience with the complexities of the highly-regulated aspects of real estate, mortgage lending and sales translates

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well to the highly-regulated environment under which mutual funds must operate. Consequently, he has experience overseeing layers of regulatory conditions under which an entity must operate which parallels the operations of mutual funds.

John W. Czechowicz. Mr. Czechowicz has served as a Trustee since September 2022. He is a Certified Public Accountant. As a Certified Public Accountant, Mr. Czechowicz brings budgeting and financial reporting skills to the Board of Trustees. Consequently, he has experience analyzing financial statements and related disclosures, as well as a strong understanding of accounting pronouncements and regulations. His experience provides a valued financial reporting prospective to the Board of Trustees.

     The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

Interested Trustees and Officers

Name, Address (1), and Year of Birth	Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
James D. Craft Year of Birth: 1982	President	Indefinite Term; Since 2023	Fund Administrator, Premier Fund Solutions, Inc. (2007 - current); Chief Technology Officer, Premier Fund Solutions, Inc. (2011 - current).	N/A	N/A
Jeffrey R. Provence(2), Year of Birth: 1969	Trustee, Secretary and Treasurer	Indefinite Term; Since 2000	CEO, Premier Fund Solutions, Inc. (2001 to current). General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current).	11	Blue Chip Investor Funds, Meeder Funds
Julian G. Winters, Year of Birth: 1968	Chief Compliance Officer	Chief Compliance Officer Since 2010	Managing Member, Watermark Solutions LLC (investment compliance and consulting firm) since March 2007.	N/A	N/A

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, CA 92020.
(2) Jeffrey R. Provence is considered "interested person" as defined in Section 2(a)(19) of the 1940 Act by virtue of his position with the Trust.

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Independent Trustees

Name, Address(1), and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Thomas H. Addis III, Year of Birth: 1945	Independent Trustee	Indefinite Term; Since 2000	Executive Director/CEO, Southern California PGA (2006 to 2023).	11	None
Robert L. Boerner, Year of Birth: 1969	Independent Trustee	Indefinite Term; Since 2022	Owner / Broker of Gecko Realty (2008 to current)	11	Blue Chip Investor Funds, Neiman Fund
John W. Czechowicz, Year of Birth: 1983	Independent Trustee	Indefinite Term; Since 2022	CPA at Advisent (May 2025 to current). CPA at CWDL (2016 to May 2025).	11	None

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.

BOARD INTEREST IN THE FUND

As of December 31, 2025, the Trustees owned the following amounts in the Funds:

Name of Trustee	Dollar Range of Securities In the Potomac Managed Volatility Fund Potomac Tactical Rotation Fund Potomac Tactical Opportunities Fund and Potomac Defensive Bull Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Jeffrey R. Provence(1)	Potomac Managed Volatility Fund $1 - $10,000 Potomac Tactical Rotation Fund $1 - $10,000 Potomac Tactical Opportunities Fund $1 - $10,000 Potomac Defensive Bull Fund $1 - $10,000	Over $100,000
Thomas H. Addis III	$0	$0
Robert L. Boerner	$0	$0
John W. Czechowicz,	$0	$0

(1)Jeffrey R. Provence is considered "interested person" as defined in Section 2(a)(19) of the 1940 Act by virtue of his position with the Trust.

The Potomac Tactically Passive Fund commenced operations on February 11, 2026.

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COMPENSATION

Trustee fees are paid by the advisors to the Funds of the Trust, including the Advisor to the Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, Potomac Defensive Bull Fund and Potomac Tactically Passive Fund. Trustees who are deemed "interested persons" of the Trust receive no compensation. The Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund and Potomac Tactically Passive Fund are each allocated a per meeting/per trustee fee of $1,000 and the Potomac Defensive Bull Fund is allocated a per meeting/per trustee fee of $1,750. The following table shows Trustee compensation for the 12-month period ended June 30, 2025:

Name	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from each Potomac Fund (excluding Potomac Defensive Bull Fund and the Potomac Tactically Passive Fund2)	Aggregate Compensation from Potomac Defensive Bull Fund	Total Compensation from the Fund Complex
Jeffrey R. Provence	$0	$0	$0	$0	$0
Thomas H. Addis III	$0	$0	$2,875	$4,375	$26,500
Robert L. Boerner	$0	$0	$2,875	$4,375	$26,500
Allen C. Brown(1)	$0	$0	$375	$375	$4,500
John W. Czechowicz	$0	$0	$2,875	$4,375	$26,500
(1)	Mr. Allen C. Brown retired from the Trust on September 6, 2024.
(2)	The Potomac Tactically Passive Fund commenced operations on February 11, 2026.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the Management Agreement with the Advisor. As of May 14, 2026, the following persons owned of record 5% or more of the outstanding Institutional shares of the Funds:

Potomac Managed Volatility Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Charles Schwab & Co., Inc. For Benefit of Customers 211 Main Street San Francisco, CA 94105	9,042,109.436	40.89%	Record
LPL Financial Services For Benefit of Customers 4707 Executive Drive San Diego, CA 92121	5,178,107.923	23.42%	Record
National Financial Services FBO Customers 200 Liberty Street New York, NY 10281-1033	3,723,474.819	16.84%	Record

As of May 14, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Potomac Managed Volatility Fund.

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Potomac Tactical Rotation Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Charles Schwab & Co., Inc. For Benefit of Customers 211 Main Street San Francisco, CA 94105	10,304,388.412	47.17%	Record
LPL Financial Services For Benefit of Customers 4707 Executive Drive San Diego, CA 92121	4,769,576.537	21.83%	Record
National Financial Services FBO Customers 200 Liberty Street New York, NY 10281-1033	3,480,025.543	15.93%	Record

As of May 14, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Potomac Tactical Rotation Fund.

Potomac Tactical Opportunities Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Charles Schwab & Co., Inc. For Benefit of Customers 211 Main Street San Francisco, CA 94105	8,396,759.963	41.11%	Record
LPL Financial Services For Benefit of Customers 4707Executive Drive San Diego, CA 92121	5,169,315.285	25.31%	Record
National Financial Services FBO Customers 200 Liberty Street New York, NY 10281-1033	3,774,330.521	18.48%	Record

As of May 14, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Potomac Tactical Opportunities Fund.

Potomac Defensive Bull Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Charles Schwab & Co., Inc. For Benefit of Customers 211 Main Street San Francisco, CA 94105	91,137,338.082	45.06%	Record
LPL Financial Services For Benefit of Customers 4707Executive Drive San Diego, CA 92121	44,792,411.084	22.15%	Record
National Financial Services FBO Customers 200 Liberty Street New York, NY 10281-1033	31,527,753.442	15.59%	Record

As of May 14, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Potomac Defensive Bull Fund.

Potomac Tactically Passive Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Charles Schwab & Co., Inc. For Benefit of Customers 211 Main Street San Francisco, CA 94105	7,522,442.986	57.84%	Record
National Financial Services FBO Customers 200 Liberty Street New York, NY 10281-1033	2,902,659.430	22.32%	Record

As of May 14, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Potomac Tactically Passive Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE (“the Fund” covers each of the Funds separately)

    Subject to policies established by the Board, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and

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responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Investment Advisory Agreement. Due to research services provided by brokers, the Fund may direct trades to certain brokers. For the fiscal years ended June 30, 2023, 2024 and 2025, the Potomac Managed Volatility Fund paid brokerage commissions of $13,828, $144,599 and $110,727, respectively. For the fiscal years ended June 30, 2023, 2024 and 2025, the Potomac Tactical Rotation Fund paid brokerage commissions of $143,923, $131,089 and $127,042, respectively. For the fiscal years ended June 30, 2023, 2024 and 2025, the Potomac Tactical Opportunities Fund paid brokerage commissions of $128,721, $176,536 and $159,659, respectively. For the fiscal years ended June 30, 2023, 2024 and 2025, the Potomac Defensive Bull Fund paid brokerage commissions of $651,175, $795,326 and $937,044, respectively. The Potomac Tactically Passive Fund commenced operations on February 11, 2026.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which enables the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective. The portfolio turnover rate for the Potomac Managed Volatility Fund for the fiscal years ended June 30, 2024 and 2025, was 685.94% and 665.24%, respectively. The portfolio turnover rate for the Potomac Tactical Rotation Fund for the fiscal years ended June 30, 2024 and 2025, was 1,644.06% and 917.06%, respectively. The portfolio turnover rate for the Potomac Tactical Opportunities Fund for the fiscal years ended June 30, 2024 and 2025, was 2,568.77% and 2,273.53%, respectively. The portfolio turnover rate for the Potomac Defensive Bull Fund for the fiscal years ended June 30, 2024 and 2025, was 2,445.82% and 1,352.76%, respectively. The primary reason for the variation in portfolio turnover is that the rates reflect the Advisor’s trading strategy in response to market conditions. The Potomac Tactically Passive Fund commenced operations on February 11, 2026.

     Over-the-counter transactions may be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

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     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

     The Trust, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The personnel subject to the Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code of Ethics from the SEC.

ADDITIONAL TAX INFORMATION

     The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

     In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, RIC, individual retirement account, other tax-exempt entity or dealer in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders (defined below) and that such shares are held as capital assets.

     A U.S. shareholder is a beneficial owner of shares of a Fund that is for U.S. federal income tax purposes:

  a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
  a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof, or the District of Columbia;
  an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
  a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust that has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

     A “Non-U.S. shareholder” is a beneficial owner of shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding a Fund’s shares should consult its own tax adviser with respect to the purchase, ownership and disposition of the Fund’s shares by the partnership.

Taxation as a RIC

     Each Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Code. There can be no assurance that they actually will so qualify. A Fund will qualify as a RIC if, among other things, it

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meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A qualified publicly traded partnership is generally defined as a publicly traded partnership under Code Section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

     If a RIC fails this 90% income test, it generally will not be subject to corporate U.S. federal income tax as long as such failure is inadvertent. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

     With respect to the asset-diversification requirement, a Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities, other than U.S. government securities or the securities of other RICs, of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

     If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

     Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that causes the RIC to fail the asset-diversification test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of corporate U.S. federal income tax (currently 21%) by the amount of net income generated during the period of asset-diversification test failure of the assets that caused the RIC to fail the asset-diversification test.

     If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

    Each Fund will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31), and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an

22

amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

    A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short-term or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

     As of June 30, 2025, Potomac Managed Volatility Fund had $1,308,183 of available short-term capital loss carryforwards.

     As of June 30, 2025, Potomac Tactical Opportunities Fund had $1,356,764 of available short-term capital loss carryforwards and $1,771,261 of available long-term capital loss carryforwards.

     A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”), such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants, the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Failure to Qualify as a RIC

     If a Fund is unable to satisfy the 90% income distribution requirement or otherwise fails to qualify as a RIC in any year, it could be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income tax, provided in each case that certain holding period and other requirements are satisfied.

     Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of a shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation of U.S. Shareholders

     Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable

23

domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (a “PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. Generally, not later than sixty days after the close of its taxable year, each Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or Capital Gain Dividends and other distributions.

     As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Each Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income, determined without regard to the dividends paid deduction.

     For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If a Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

     If more than 50% of the value of a Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations and certain other requirements are met, the Fund may elect to have its foreign tax deduction or credit for foreign withholding taxes be taken by its shareholders instead of claiming it on its tax return. If such an election is made, each investor will include in gross income its proportional share of the foreign taxes paid by the Fund. Shareholders may claim the amount of such taxes paid as a foreign tax credit in order to reduce the amount of U.S. federal income tax liability that a shareholder incurs on its foreign source income, including foreign source income from the Fund. If a Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year. Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

     Sales and other dispositions of the shares of a Fund generally are taxable events.  U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and its adjusted

24

tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate U.S. shareholders, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

     The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way a Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method the Funds’ shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of a Fund’s shares. Please consult your own tax adviser with regard to your personal circumstances.

The Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes under the law. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not covered by the law. The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include your own tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

     Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

     Original Issue Discount, Pay-In-Kind Securities, and Market Discount. Some debt obligations that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of OID is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

     Some debt obligations that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

     Some debt obligations that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

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     In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though a Fund receives no interest payment in cash on the security during the year.

     If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

     Warrants. Gain or loss realized by a Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by a Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.

     Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

     In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes “excess inclusion income,” then the RIC will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest corporate U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisers concerning the consequences of investing in a Fund.

     Passive Foreign Investment Companies. A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     Equity investments by a Fund in certain PFICs could potentially subject the Fund to a special U.S. federal income tax and interest charges on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, in certain circumstances a Fund may elect to avoid the imposition of that special tax and interest. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing

26

fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to yearly mark to market the gains (and to a limited extent losses) in its PFIC holdings as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income” subject to preferential rates of taxation. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

     Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate the Fund’s distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

     Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United Sates may reduce or eliminate such taxes.

     The RICs in which a Fund invests may invest in foreign securities. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which a Fund invests and meets certain requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign income taxes paid the by the RIC, subject to certain limitations.

     A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfies this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign income taxes paid by the Fund, subject to certain limitations.

     Taxation of Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Non-U.S. shareholder directly, would not be subject to withholding.

     In general, a RIC is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder (a) that does not provide a satisfactory statement that it is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those

27

not subject to U.S. federal income tax withholding if earned directly by a Non-U.S. shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If a Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

     A Fund is permitted to report such part of its dividends as interest-related or Short-Term Capital Gain Dividends as are eligible but is not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders of Funds that do not currently report their dividends as interest-related or Short-Term Capital Gain Dividends.

     In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or Short-Term Capital Gain Dividend to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

     A Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the Non-U.S. shareholder received (as described below).

     If a Non-U.S. shareholder has a trade or business in the United States, and the dividends are effectively connected with its conduct of that trade or business, the dividend will be subject to regular U.S. federal net income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by it in the United States.

     To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an applicable IRS Form W-8BEN). Non-U.S. shareholders in the Fund should consult their tax advisors in this regard.

     A Non-U.S. shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal tax on income referred to above.

     Backup Withholding. A Fund may be required to backup withhold U.S. federal income tax, presently at the rate of twenty-four percent (24%), on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers and make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts backup withheld may be credited against a shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

     Tax Shelter Reporting Regulations. If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance,

28

shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these Treasury regulations in light of their individual circumstances.

     Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

     FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by a Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the redemption of shares of a Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. Each Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

     The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

PRICING OF FUND SHARES

     The price (net asset value) of the shares of the Funds are determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus. The Board has designated the Adviser as “valuation designee.” The Board maintains responsibility for fair value determinations under Rule 2a-5 of the 1940 Act and oversees the valuation designee.

     Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. When market quotations are not available or, when the valuation designee determines that the market quotations do not reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the valuation designee, subject to review of the Board.

Fixed income securities generally are valued by using prices provided by a pricing service approved by the Board. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the valuation designee decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the valuation committee, which includes the valuation designee, subject to review of the Board.

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PURCHASES AND SALES THROUGH BROKER-DEALERS

     The Funds may be purchased through broker-dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

     State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114 (the "Custodian") has been selected as each Fund’s custodian by the Trust. The Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the Custodian will receive and deliver cash and securities of a Fund in connection with Fund transactions and collect all dividends and other distributions made with respect to a Fund’s portfolio securities. The Custodian will also maintain certain accounts and records of the Funds.

FUND SERVICES

    Effective beginning on October 27, 2025, Paralel Technologies LLC (“PTL”), located at 1700 Broadway Suite 2100, Denver, Colorado 80290 serves as the Funds’ accountant. PTL is the parent company of Paralel Distributors LLC, the Funds’ distributor. Pursuant to a Fund Accounting Agreement between the Trust and PTL, on behalf of the Funds, PTL provides the Funds with accounting services, including portfolio accounting services, calculation of performance and provision of data reports. In this capacity, PTL does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of shares. As compensation for the accounting services, the Advisor pays PTL a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. PTL also is entitled to certain out-of-pocket expenses for the services mentioned above.

    Effective beginning on October 27, 2025, pursuant to a Transfer Agency Agreement with the Trust, PTL (in such capacity, the “Transfer Agent”) serves as the Funds’ transfer agent. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee from the Funds.

    Until October 27, 2025, Mutual Shareholder Services, LLC (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acted as the Funds’ accountant and transfer agent, providing similar services as currently provided by PTL. For these services, MSS received an annual fee based upon the assets of the Funds from the Advisor, in the aggregate amounts shown below for the fiscal years ended June 30:

Fund	2023	2024	2025
Potomac Managed Volatility Fund	$57,733	$79,459	$84,190

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Potomac Tactical Rotation Fund	$53,517	$79,408	$85,641
Potomac Tactical Opportunities Fund	$49,085	$76,322	$79,016
Potomac Defensive Bull Fund	$89,264	$158,267	$197,094
Potomac Tactically Passive Fund commenced operations on February 11, 2026

     Premier Fund Solutions, Inc. (“PFS”), 1939 Friendship Drive, Suite C, El Cajon, CA 92020, provides the Funds with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. As compensation for the administrative services, the Advisor pays PFS a fee based on each Fund’s average daily net assets, subject to a minimum annual fee and any waivers. PFS also is entitled to certain out-of-pocket expenses for the services. A Trustee of the Trust is the CEO of PFS. For these services, PFS received an annual fee based upon the assets of the Funds from the Advisor, in the aggregate amounts shown below for the fiscal years ended June 30:

Fund	2023	2024	2025
Potomac Managed Volatility Fund	$37,317	$78,030	$93,702
Potomac Tactical Rotation Fund	$50,162	$85,022	$107,009
Potomac Tactical Opportunities Fund	$38,483	$73,362	$85,293
Potomac Defensive Bull Fund	$219,646	$452,348	$580,675
Potomac Tactically Passive Fund commenced operations on February 11, 2026

Effective May 22, 2026, the Advisor entered into an Administrative Services Agreement with the Trust, with respect to the Class R Shares. Under the terms of the Administrative Services Agreement, the Advisor receives a fee from each Fund in an amount equal to 1.00% of the average daily net asset value of the Class R shares of the Fund. The Funds have not yet commenced operations of the Class R Shares of the Funds as of the date of this SAI. Accordingly, fees paid pursuant to the Administrative Services Agreement with respect to the Class R Shares will be included in a future update.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of Cohen & Company, Ltd., 8101 East Prentice Avenue, Suite 750, Greenwood Village, Colorado, 80111, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending June 30, 2026. The independent registered public accounting firm performs an annual audit of the Fund's financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

DISTRIBUTOR

     The Trust and Paralel Distributors LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds. Shares are continuously offered for sale by the Distributor. The principal business address of the Distributor is 1700 Broadway, Suite 2100, Denver, CO 80290.

     The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of the Funds’ shares, will use commercially reasonable efforts to facilitate the sale of the shares.

     The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the

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Distributor, the Distributor shall not be liable for and will be indemnified for any action or failure to act in accordance with its duties thereunder.

LEGAL COUNSEL

Practus, LLP, 11300 Tomahawk Creek Parkway, Ste. 310, Leawood, KS 66211, serves as legal counsel for the Trust and each Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds are required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is made available to shareholders within 60 days of the end of the second and fourth fiscal quarters on the Funds’ websites (https://potomacfunds.com) and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund is also required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. These schedules will also be made available on the Funds’ website. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-PORT and information posted on the Funds’ website, is public information. All other information is non-public information.

     The Funds have an ongoing relationship with third-party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third-party servicing agents are the Advisor, Transfer Agent, Fund Accounting Agent, Distributor, Administrator and Custodian. The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The Funds’ Chief Compliance Officer must authorize all disclosures of portfolio holdings. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund also releases information to Morningstar, Thomson Reuters, Bloomberg, and FactSet on a delayed basis after the information has been filed with the SEC or otherwise made public. The Funds believe, based upon its size and history, that these are reasonable procedures to protect the confidentiality of each Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

     The Funds are prohibited from entering into any arrangements with any person to make available information about a Fund’s portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Advisor, or any affiliated person of the Funds, or the Advisor. Additionally, the Funds, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings.

FINANCIAL STATEMENTS

The financial statements for the Institutional Shares and report of the independent registered public accounting firm required to be included in the Statement of Additional Information are incorporated herein

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by reference to the Funds’ Annual Form N-CSR to Shareholders for the fiscal year ended June 30, 2025. The Trust will provide the Annual Form N-CSR without charge at written or telephone request.

PROXY VOTING POLICIES

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor subject to the supervision of the Board. The Advisor votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Advisor’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Advisor and its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling toll-free, 1-888-774-6679 or by accessing the Funds’ website at https://potomacfunds.com or the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-888-774-6679 and will be sent within three business days of receipt of a request.

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EXHIBIT A

PFS FUNDS

PROXY VOTING POLICY AND PROCEDURE

PFS Funds (the “Trust”) is a registered open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “Proxy Rule”). Consistent with its fiduciary duties and pursuant to the Proxy Rule, the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein. This policy may be amended, from time to time, as determined by the Board.

The Proxy Rule requires that each series of shares of the Trust listed on Exhibit A, attached hereto, (each a “Fund”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The Proxy Rule also requires each Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

Delegation of Proxy Voting Authority to Fund Advisor

The Board believes that the investment advisor (or sub-advisor as the case may be) of each Fund (each an “Advisor”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited entity to make decisions on how to vote proxies of portfolio companies held by that Fund. Therefore, subject to the oversight of the Board, the Trust shall defer to and rely on the Advisor of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy (each an “Advisor’s Voting Policy”), a copy of which shall be presented to the Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

The Board, including a majority of the independent trustees of the Board, shall approve each Advisor’s Voting Policy as it relates to each Fund. The Board shall also approve any material

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changes to the Advisor’s Voting Policy no later than four (4) months after adoption by the Advisor.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Advisor. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. In addition, provided the Advisor is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

Oversight of the Advisors’ Proxy Voting Compliance Activities

Each Advisor shall present to the Trust’s administrator a quarterly report summarizing its proxy voting compliance activities for the preceding quarter. The administrator shall review the report to ensure compliance with the Proxy Rule and with this Policy, and shall determine the steps and procedures, if any, that must be undertaken or adopted by the Trust and any Advisor to ensure further compliance with the relevant laws.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

Each Fund shall disclose this Policy, or a description of the Policy, to its shareholders by including it as an appendix to its Statement of Additional Information (“SAI”) on Form N-1A. Each Fund will also notify its shareholders in the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number. The Fund will send this description of the Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

In accordance with the Proxy Rule, each Advisor shall provide a complete voting record, for each series of the Trust for which it acts as advisor, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file Form N-PX with the SEC on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

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Each Fund, subject to oversight of the Board, shall disclose the Fund’s complete proxy voting record to its shareholders on Form N-PX, as required by the Proxy Rule, for the twelve-month period ended June 30th. Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote: (i) The name of the issuer of the portfolio security; (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means); (iii) The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means); (iv) The shareholder meeting date; (v) A brief identification of the matter voted on; (vi) Whether the matter was proposed by the issuer or by a security holder; (vii) Whether the Fund cast its vote on the matter; (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and (ix) Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

If a Fund has a website, the Fund may post of copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

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EXHIBIT B

Potomac Fund Management, Inc.

PROXY VOTING POLICY AND PROCEDURES

Rule 206(4)-6 and rule amendments under the Advisers Act addresses an investment advisor’s fiduciary obligation to its Clients when the adviser has authority to vote their proxies.

Statement of Policy

Potomac Fund Management, Inc. (PFM) as a matter of policy and practice has no authority to vote proxies on behalf of its advisory Clients, except mutual funds in which PFM serves as investment advisor. PFM may offer assistance as to proxy matters upon a Client’s request, but the Client always retains the proxy voting responsibility. (The policy with respect to voting proxies for its mutual fund Clients is described below.)

PFM discloses its proxy voting policy in its Disclosure Documents. Moreover, PFM’s advisory agreements provide that it has no proxy voting responsibilities and that the advisory Clients expressly retain such voting authority. PFM’s new Client information materials may also indicate that the advisory Clients retain proxy voting authority.

Clients may obtain a copy of PFM’s proxy voting policies and procedures upon their request.

Mutual Fund Clients

PFM will generally vote proxies for mutual funds in which PFM serves as the investment advisor unless required by applicable legal, regulatory or contractual requirements to pass such vote to the fund shareholders.

PFM will generally vote proxies in accordance with management recommendations as described below. PFM reserves the right to deviate from the general provisions contained within any part of this policy, and to vote against any issue regardless of the nature of the issue, if by doing so we protect the fund shareholders’ interest and value. In the event of such deviation, documentation regarding such vote will be maintained in PFM’s books and records.

Routine Matters

On routine matters, PFM will support management and vote in accordance with the following:

  In analyzing directors and boards, the policy we follow generally supports the election of incumbent and newly appointed directors except when a majority of the company’s directors are not independent or where a director fails to attend at least 75% of board and committee meetings. In a contested election we will vote in accordance with what we feel is in the best interests of shareholders.
  Our policy will support auditor ratification;
  We generally support management proposals on executive compensation including equity compensation plans, allowing management and board discretion to design and implement effective compensation programs. However, recognizing that at some point the dilutive effect of equity compensation plans can negatively affect overall shareholder returns, the guidelines will vote against plans that would result in total overhang greater than 25%. Similarly, our guidelines will support management

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advisory votes on compensation and will vote in favor of executive compensation arrangements in connection with merger transactions with the belief that an independent compensation committee is in the best position to design an appropriate compensation program for the company. Further, we follow management’s recommendation for proposals on the frequency of such advisory votes;

  We recognize that having sufficient available authorized common and preferred shares allows companies flexibility to take advantage of rapidly developing opportunities as well as to effectively operate the business. Therefore, we will support proposals to increase both common and preferred shares;
  We will generally support proposals relating to treatment of shareholders and changes to corporate structure except for management proposals to classify the board of directors which we will vote against to preserve director accountability;
  We will undertake a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We will examine the process used to negotiate the transaction as well as the terms of the transaction in making the vote recommendation. We will vote in accordance with our belief in what is in the best interests of shareholders on mergers, acquisitions, and other financing transactions; and
  We will vote against shareholder proposals not supported by management, thereby allowing management and the board discretion to address issues generally raised by shareholder proponents, including those relating to governance, compensation, environmental, and social issues.

Voting Procedures

Proxy statements are to be reviewed and voted by the mutual fund’s portfolio manager/s or another designated person. A record will be made and maintained of all votes. PFM reserves the right to vote contrary to its stated policy if it believes in its sole opinion that to do so would be in the best interests of its Clients and fund shareholders.

PFM may abstain from voting a proxy if it concludes that the effect on the Fund shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant. PFM may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings. A record of reasons for any such abstention by PFM will be maintained.

Conflicts of Interest

Any conflict of interest will be resolved in the best interests of the mutual fund’s shareholders. In the event that a material conflict of interest is identified or believed to exist, PFM will review such conflict with its Chief Compliance Officer and the mutual fund’s proxy voting policies and procedures.

PFM shall also maintain record of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

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Proxy Vote Record Retention

PFM shall maintain records of proxies voted in accordance with Section 204-2 of the Act, including proxy statements, and a record of each vote cast. PFM shall also keep a copy of its policies and procedures and each written request from a Client for proxy voting records and PFM’s written response to any Client request, either written or oral, for such records. All proxy voting records are to be retained for five years, with the first two years in the offices of PFM.

Form N-PX Filing

PFM shall be responsible for ensuring that it maintains a complete proxy vote log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of PFM’s mutual fund(s) Clients:

  the name of the issuer;
  the exchange ticker symbol, if available;
  the CUSIP number, if available;
  the shareholder meeting date;
  a brief identification of the matter voted on;
  whether the matter was proposed by the issuer or a security holder;
  whether PFM cast its vote on the matter;
  how PFM cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and
  whether PFM cast its vote for or against management.

PFM shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider/administrator who will timely submit the filings, generally prior to August 31 for the 12-month period ended June 30 each year.

Adopted: June 9, 2020

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PART C

FORM N-1A

OTHER INFORMATION

ITEM 28. Exhibits.

(a)(1)	Declaration of Trust. Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

(a)(2)	Amended and Restated Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on January 31, 2011.

(a)(3)	Amendments to Amended and Restated Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 filed on June 25, 2012.

(b)(1)	By-laws. Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

(b)(2)	Amended and Restated By-laws. Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 31, 2005.

(b)(3)	Amendment No. 2 to the By-laws. Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on January 31, 2011.

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.

(d)(1)	Management Agreement between the Trust and Value Trend Capital Management, LP. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 29, 2000.

(d)(2)	Management Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(d)(3)	Sub-Advisory Agreement between Castle Investment Management and Tandem Investment Advisors, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(d)(4)(i)	Management Agreement between the Trust and Bretton Capital Management, LLC for the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 98 filed on April 30, 2015.

(d)(4)(ii)	Amendment to Management Agreement between the Trust and Bretton Capital Management, LLC for the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 194 filed on March 27, 2020.

(d)(5)	Management Agreement between the Trust and Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(d)(6)	Management Agreement between the Trust and Cargile Investment Management, Inc. for the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(d)(7)	Management Agreement between the Trust and Alpha Fiduciary, Inc. with respect to Alpha Fiduciary Quantitative Strategy Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(d)(8)	Management Agreement between the Trust and Potomac Fund Management, Inc. with respect to Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 200 filed on June 26, 2020.

(d)(9)	Management Agreement between the Trust and Potomac Fund Management, Inc. with respect to the Potomac Tactically Passive Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 269 filed on February 10, 2026.

(e)(1)	Distribution Agreement. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(e)(2)	Amended Distribution Agreement Schedule A. Incorporated by reference to the Registrant's Post-Effective Amendment No. 200 filed on June 26, 2020.

(e)(3)	Form of Distribution Agreement with Arbor Court Capital, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 227 filed on March 24, 2022.

(e)(4)(i)	Distribution Agreement with Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 264 filed on October 28, 2025.

(e)(4)(ii)	Amended Exhibit A to the Distribution Agreement with Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 269 filed on February 10, 2026.

(f)	Not applicable.

(g)(1)	Amended Custodian Agreement with PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(g)(2)	Amended Custodian Agreement Exhibit B. Incorporated by reference to the Registrant's Post-Effective Amendment No. 200 filed on June 26, 2020.

(g)(3)	Custodian Agreement with PFS Funds and The Huntington National Bank. Incorporated by reference to the Registrant's Post-Effective Amendment No. 251 filed on March 26, 2024.
(g)(4)	Custodian Agreement with PFS Funds and State Street Bank and Trust Company. Incorporated by reference to the Registrant's Post-Effective Amendment No. 264 filed on October 28, 2025.

(h)(1)(i)	Amended Transfer Agent Agreement with Mutual Shareholder Services, LLC with respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(h)(2)(i)	Amended Accounting Services Agreement with Mutual Shareholder Services, LLC, with respect to respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(h)(1)(ii) and (h)(2)(ii)	Amended Accounting Services Agreement & Transfer Agent Agreement Exhibit. Incorporated by reference to the Registrant's Post-Effective Amendment No. 200 filed on June 26, 2020.

(h)(3)(i)	Amended Administration Servicing Agreement with Premier Fund Solutions, Inc. with respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 220 filed on July 27, 2021.

(h)(3)(ii)	Amended Exhibit A to the Administration Servicing Agreement with Premier Fund Solutions, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 269 filed on February 10, 2026.

(h)(4)(i)	Services Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(4)(ii)	Fee Waiver Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 266 filed on October 28, 2025.

(h)(5)	Services Agreement between the Trust and Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(h)(6)	Services Agreement between the Trust and Cargile Investment Management, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(h)(7)	Services Agreement between the Trust and Alpha Fiduciary, Inc. with respect to Alpha Fiduciary Quantitative Strategy Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(h)(8)(i)	Services Agreement between the Trust and Potomac Fund Management, Inc. with respect to Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 200 filed on June 26, 2020.

(h)(8)(ii)	Amendment to Services Agreement between the Trust and Potomac Fund Management, Inc. with respect to Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 224 filed on October 28, 2021.

(h)(8)(iii)	Amendment to Services Agreement between the Trust and Potomac Fund Management, Inc. with respect to Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 245 filed on October 3, 2023.

(h)(8)(iv)	Amendment to Services Agreement between the Trust and Potomac Fund Management, Inc. with respect to Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, Potomac Defensive Bull Fund, and Potomac Tactically Passive Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 269 filed on February 10, 2026.

(h)(8)(v)	Administrative Services Agreement between the Trust and Potomac Fund Management, Inc. with respect to Class R Shares of the Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, Potomac Defensive Bull Fund, and Potomac Tactically Passive Fund. Filed Herewith.

(h)(9)	Fund of Funds Investment Agreement between the Trust and Direxion Shares ETF Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 245 filed on October 3, 2023.

(h)(10)(i)	Transfer Agency and Services Agreement with PFS Funds and Paralel Technologies LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 264 filed on October 28, 2025.

(h)(10)(ii)	Amended Appendix C to the Transfer Agency and Services Agreement with PFS Funds and Paralel Technologies LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 269 filed on February 10, 2026.

(h)(11)(i)	Trust Accounting Agreement with PFS Funds and Paralel Technologies LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 264 filed on October 28, 2025.

(h)(11)(ii)	Amended Appendix A to the Trust Accounting Agreement with PFS Funds and Paralel Technologies LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 269 filed on February 10, 2026.

(i)(1)	Legal Opinion with respect to the Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Defensive Bull Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 200 filed on June 26, 2020.

(i)(2)	Legal Opinion with respect to the Potomac Tactically Passive Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 269 filed on February 10, 2026.

(i)(3)	Legal Consent with respect to the Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Tactically Passive Fund. Filed Herewith.

(j)	Consent of Cohen & Company, Ltd. with respect to the Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Tactically Passive Fund. Filed Herewith.

(k)	Not applicable.

(l)	Not applicable

(m)	Not applicable

(n)	Rule 18f-3 Plan for the Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Tactically Passive Fund. Filed Herewith.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(p)(2)	Code of Ethics for Value Trend Capital Management, LP. Incorporated by reference to the Registrant's Post-Effective Amendment No. 194 filed on March 27, 2020.

(p)(3)	Amended Code of Ethics for Castle Investment Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 246 filed on October 27, 2023.

(p)(4)	Code of Ethics for Bretton Capital Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 30, 2010.

(p)(5)	Code of Ethics for Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(p)(6)	Code of Ethics for Cargile Investment Management, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(p)(7)	Code of Ethics for Tandem Investment Advisors, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(p)(8)	Code of Ethics for Alpha Fiduciary, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(p)(9)	Code of Ethics for Potomac Fund Management, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 200 filed on June 26, 2020.

(q)(1)	Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(q)(2)	Powers of Attorney of John W. Czechowicz and Robert L. Boerner, Trustees of the Registrant. Incorporated by reference to the Registrant's Post-Effective Amendment No. 231 filed on October 27, 2022.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Prospectuses section entitled “Management of the Fund–Adviser” and the Statement of Additional Information section entitled “Investment Adviser” for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriter.

(a)	Paralel Distributors LLC acts as the distributor to five series of the Trust (Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Opportunities Fund, Potomac Tactical Rotation Fund, Potomac Tactically Passive Fund).

As of the date of this Registration Statement, in addition to five series of the Trust, Paralel Distributors LLC also acts as the underwriter for:

Elevation Series Trust (39 series); Collaborative Investment Series Trust (8 series); Corgi ETF Trust I (108 series); Corgi ETF Trust II (12 series); Corgi ETF Trust III (2 series); SCM Trust; Reaves Utility Income Fund (ATM Offering); Coller Secondaries Private Equity Opportunities Fund; HarbourVest Private Investments Fund; The Pre-IPO and Growth Fund; Octagon XAI CLO Income Fund; XAI Octagon Floating Rate & Alternative Income Trust (ATM Offering); Cullen Funds Trust (6 series); and the Azzad Funds (2 series).

(b)	To the best of Registrant’s knowledge, the directors and executive officers of the distributor are as follows:

Paralel Distributors LLC

Name*	Position with Underwriter	Positions with Trust
Bradley Swenson	President, Chief Compliance Officer and FINOP	None
Jeremy May	Chief Executive Officer	None
Christopher Moore	General Counsel	None

*Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1700 Broadway, Suite 2100, Denver, CO 80290.

(c)	Not applicable.

ITEM 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 1939 Friendship Drive, Suite C, El Cajon, California 92020, the Transfer Agents at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 and 1700 Broadway, Suite 2100, Denver, CO 80290 except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodians, Argent Institutional Trust Company, 4343 Easton Commons, Suite 120, Columbus, Ohio 43219 and State Street Bank and Trust, One Congress Street, Suite 1, Boston, MA 02114. Certain books and records relating to the Trust’s series portfolios are maintained at the offices of the advisers to the Trust’s series portfolios:

(a) Value Trend Capital Management, LP, located at 1939 Friendship Drive, Suite C, El Cajon, California, keeps records relating to its function as the investment adviser to the Wireless Fund.

(b) Bretton Capital Management, LLC, located at 535 Mission Street 14th Floor, San Francisco, CA 94105, keeps records relating to its function as the adviser to the Bretton Fund.

(c) Taylor Frigon Capital Management LLC located at 18835 N Thompson Peak Pkwy C-200, Scottsdale, AZ 85255, keeps records relating to its function as the investment adviser to the Taylor Frigon Core Growth Fund.

(d) Cargile Investment Management, Inc. located at 415 West Wall Street, Suite 2200, Midland, Texas 79701, keeps records relating to its function as the investment adviser to the Cargile Fund.

(e) Tandem Investment Advisors, Inc. located at 145 King Street, Suite 400, Charleston, South Carolina 29401, keeps records relating to its function as the sub-adviser to the Castle Tandem Fund.

(f) Alpha Fiduciary, Inc. located at 20645 N Pima Rd Suite N-225, Scottsdale, AZ 85255, keeps records relating to its function as the adviser to the Alpha Fiduciary Quantitative Strategy Fund.

(g) Potomac Fund Management, Inc. located at 7373 Wisconsin Ave., Suite #750, Bethesda, MD 20814, keeps records relating to its function as the adviser to the Potomac Funds.

ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 275 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 27th day of May, 2026.

PFS Funds

By: /s/ James D. Craft

James D. Craft, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 275 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date
/s/ James D. Craft James D. Craft	President of the Funds	May 27, 2026
/s/ Jeffrey R. Provence Jeffrey R. Provence	Secretary, Treasurer / Principal Financial Officer, and Trustee of the Funds	May 27, 2026
/s/ Thomas H. Addis III* Thomas H. Addis III	Trustee of the Funds	May 27, 2026
/s/ Robert L. Boerner* Robert L. Boerner	Trustee of the Funds	May 27, 2026
/s/ John W. Czechowicz* John W. Czechowicz	Trustee of the Funds	May 27, 2026

* By: /s/ Jeffrey R. Provence

  Jeffrey R. Provence, Secretary, Treasurer and Attorney-In-Fact

Date: May 27, 2026

PFS FUNDS

PART C - EXHIBIT LIST FOR POST-EFFECTIVE AMENDMENT NO. 275

AS FILED ON MAY 27, 2026

EXHIBIT INDEX

ITEM 28

(h)(8)(v)	Administrative Services Agreement between the Trust and Potomac Fund Management, Inc. with respect to Class R Shares of the Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, Potomac Defensive Bull Fund, and Potomac Tactically Passive Fund.

(i)(3)	Legal Consent with respect to the Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Tactically Passive Fund.

(j)	Consent of Cohen & Company, Ltd. with respect to the Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Tactically Passive Fund.

(n)	Rule 18f-3 Plan for the Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Tactically Passive Fund.